FORUM                          ANNUAL REPORT
               FUNDS(R)                     ------------------------------------
                                              MARCH 31, 2003


                                                     MAINE TAXSAVER
                                                       BOND FUND

                                                 NEW HAMPSHIRE TAXSAVER
                                                       BOND FUND

                                                  PAYSON BALANCED FUND

                                                    PAYSON VALUE FUND


                                     [IMAGE]

--------------------------------------------------------------------------------


TABLE OF CONTENTS                                               MARCH 31, 2003
--------------------------------------------------------------------------------


Messages to Our Shareholders:
    Forum Investment Advisors, LLC.......................................   1
    H.M. Payson & Co.....................................................   2
Forum Funds Performance..................................................   3

Financial Statements of the Forum Funds

Schedules of Investments:
    Maine TaxSaver Bond Fund.............................................   6
    New Hampshire TaxSaver Bond Fund.....................................  10
    Payson Balanced Fund.................................................  13
    Payson Value Fund....................................................  15

Notes to Schedules of Investments........................................  16

Statements of Assets and Liabilities.....................................  17

Statements of Operations.................................................  18

Statements of Changes in Net Assets......................................  19

Financial Highlights.....................................................  21

Notes to Financial Statements............................................  23

Independent Auditors' Report.............................................  28

Tax Information and Trustees and Officers................................  29


                                                                    FORUM FUNDS

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------


                                                                  March 31, 2003

Dear Shareholder:

We are pleased to present our annual report for Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund for the year ended March 31, 2003. The report includes a review of financial highlights and our perspective on the financial markets. As of the end of the period, net assets in the Funds total just over $48 million.

At the risk of triggering deja-vu, we might begin this letter with the introduction we used at the end of March 2002 - "The last 12 months have been witness to both instability and weakness in the financial markets." What was true then has also held true for the 12 months ended March 31, 2003. Volatile equity markets and geopolitical uncertainties during the past year helped to spur on the flight to quality that has benefited funds that invest in municipal bonds and other fixed income securities.

Maine TaxSaver Bond Fund ended the year with a total return of 7.16% and New Hampshire TaxSaver Bond Fund with 6.65%, both lagging the Morningstar Municipal National Bond Funds Average of 7.64% and the Morningstar Municipal Single-State Funds Average of 8.33%. On the brighter side, returns for both Funds exhibited much stronger performance relative to their last fiscal year. And, continued record low interest rates have provided a boost to the principal value of municipal bonds and fixed income security returns in general.

We continue to monitor economic indicators and the fundamental data that influence the economy. A reduction in short-term interest rates last November represented the Federal Reserve's only interest rate change in 2002. After deciding in mid-March to keep the Federal Funds rate target at 1.25%, the Fed was reluctant to express publicly its opinion on the likelihood of sustainable economic growth until critical uncertainties in world politics are resolved.

Our portfolio management team has maintained its investment discipline and has kept focused on long-term investing. This long-term approach to portfolio management is, we believe, the best approach to helping you meet your financial goals. We appreciate your continued trust and confidence in us, and thank you for investing in our Funds. Feel free to call us at 800-943-6786 (or 207-879-0001) or contact your local investment professional with any questions.

Forum Investment Advisors, LLC
Investment Advisors

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR ADDITIONAL FUND PERFORMANCE INFORMATION AND IMPORTANT DISCLOSURE, PLEASE REFER TO PAGES 3 AND 4. FOR UP-TO-DATE FUND PERFORMANCE, PLEASE CALL 800-943-6786. THE VIEWS IN THIS REPORT ARE THOSE OF FORUM INVESTMENT ADVISORS, LLC AS OF MARCH 31, 2003 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE. (05/03)

                                      1                             FORUM FUNDS

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
H.M. PAYSON & CO.
--------------------------------------------------------------------------------


                                                                  March 31, 2003

Dear Payson Fund Shareholder:

The year ending March 31, 2003 was a most difficult one for equity investors throughout the U.S.A. and most of the world. Further, the three-year period ending March 31, 2003 was the worst since the early seventies or by some measures, the worst since the Great Depression years. The S&P 500 Index produced a cumulative total return of negative 40.8% and negative 24.8% for the three- and one-year periods ending March 31, 2003, respectively. Investment grade bonds, on the other hand, have enjoyed a period of strong positive performance both over the last three years and the last one-year time period, as lower interest rates and a flight to safety drove yields down and bond prices up.

While the Payson Funds performed reasonably well on a relative basis in the years ending March 31, 2002 and 2001, the same cannot be said for the most recent year. As shown on page 5, the Payson Value Fund had a total return of negative 31.62% for the one-year period ending March 31, 2003. For the same time period, the Payson Balanced Fund provided a total return of negative 23.84%. While the equity strategies used by each Fund are similar, the Payson Balanced Fund benefited from its exposure to bonds and an allocation to high yielding real estate investment trusts.

We are disappointed with the performance of each Fund, yet remain committed to our investment style and approach which has served H.M. Payson & Co. clients well over the years. During the past year, the price declines from a number of specific securities led to our under performance. Ironically, in a number of cases, we purchased these securities as relatively conservative investments. Two such examples are Williams Companies and El Paso Corp., two of the largest pipeline operators in the U.S. Both stocks traded at reasonable prices relative to reported earnings, cash flow, and dividends, yet, in the aftermath of the Enron debacle, business conditions deteriorated and regulatory questions were raised. The end result was a sharp drop in the prices of each security. We were also hurt by declines in certain health care stocks including Bristol-Myers Squibb and Schering Plough, struggling to replace drugs coming off patent protection and with various operating problems. The Funds were also adversely affected by investments in WorldCom where accounting fraud forced the company into bankruptcy, and at Tyco International where management abuse became headline news and business conditions greatly slowed its historical growth.

One year ago in our annual letter to shareholders, while refraining from predicting the near-term course of our economy and of the overall stock market, we expressed our belief that there was reason for cautious optimism. Looking forward, we believe the same message is appropriate today. We do not believe that the overall stock market is cheap, indeed to us, the prices of many large companies already reflect much anticipation of a sharp recovery in corporate profits. Yet, with careful research and attention to our price discipline, we see many investment opportunities in most sectors of the economy. We do not anticipate expect nor believe it is wise to expect a repeat of the investment returns which were produced by domestic equities in the mid and late nineties. Rather, we believe it is reasonable to expect stock prices to provide more modest, yet respectable returns in the years ahead. We will strive to invest the Fund portfolios in companies exhibiting growth in earnings, cash flow and dividends and whose stocks are available at reasonable prices.

As always, we thank you for the continued confidence you have placed in us.

H.M. Payson & Co.
Investment Adviser

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VIEWS IN THIS REPORT WERE THOSE OF THE FUNDS' INVESTMENT ADVISER, H.M. PAYSON & CO., AS OF MARCH 31, 2003 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE. (05/03)


                                       2                             FORUM FUNDS

--------------------------------------------------------------------------------


FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
                AVERAGE ANNUAL TOTAL RETURN WITHOUT SALES CHARGE
                            YEAR ENDED MARCH 31, 2003

                                                                     FORUM VS.
                                                      MORNINGSTAR   MORNINGSTAR
                                            FORUM       AVERAGE       AVERAGE
                                            -----       -------       -------
Maine TaxSaver Bond Fund                     7.16%        8.33%1      (1.17)%
New Hampshire TaxSaver Bond Fund             6.65%        8.33%1      (1.68)%
Payson Balanced Fund                       (23.84)%     (12.84)%2    (11.00)%
Payson Value Fund                          (31.62)%     (24.36)%3     (7.26)%


1 MORNINGSTAR Municipal Single-State Bond Funds Average:
  910 Funds in Category

2 MORNINGSTAR Balanced Funds Average:
  524 Funds in Category

3 MORNINGSTAR Growth & Income Funds Average:
  1121 Funds in Category

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUNDS AND MORNINGSTAR FIGURES DO NOT INCLUDE THE EFFECT OF MAXIMUM SALES CHARGES, SEE TABLE BELOW. DURING THE PERIOD REPORTED, THE FUNDS WAIVED FEES OR REIMBURSED EXPENSES. IF THE MAXIMUM SALES CHARGE WAS REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS OR EXPENSE REIMBURSEMENTS, EACH FUND'S QUOTED PERFORMANCE WOULD BE LOWER.


         ------------------------------------------------------------
                             MAXIMUM SALES CHARGES
         ------------------------------------------------------------
           Maine TaxSaver Bond Fund                        3.00%
           New Hampshire TaxSaver Bond Fund                3.00%
           Payson Balanced Fund                            0.00%
           Payson Value Fund                               0.00%
         ------------------------------------------------------------


                                       3                             FORUM FUNDS

--------------------------------------------------------------------------------


FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

The following charts reflect the change in value of a hypothetical $10,000 investment, including applicable sales charges, and reinvestment of dividends and distributions to each Fund's related securities index, over the past 10 fiscal years. The Lehman Brothers 10-year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. Each Fund is professionally managed while each Index is unmanaged and is not available for investment. Returns include each Fund's maximum sales charge which is 3.00%. During the period, certain fees were waived or expenses reimbursed; otherwise, total return would have been lower. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. For more up to date performance please call (800) 943-6786.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE

MAINE TAXSAVER BOND FUND VS. LEHMAN BROTHERS
10-YEAR MUNICIPAL BOND INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/03
--------------------------------------
One Year:            3.94%
Five Year:           4.23%
Ten Year:            5.13%

INVESTMENT VALUE ON 3/31/03
---------------------------
Maine TaxSaver Bond Fund: $16,485
Lehman Index:             $18,850


[EDGAR REPRESENTATION OF BAR CHART:

                             MAINE        LEHMAN BROTHERS 10 YR
                         TAXSAVER BOND     MUNICIPAL BOND INDEX
                         -------------     --------------------
       3/31/1993              9,700                10,000
       4/30/1993              9,798                10,095
       5/31/1993              9,837                10,130
       6/30/1993              9,980                10,330
       7/31/1993             10,012                10,356
       8/31/1993             10,220                10,571
       9/30/1993             10,345                10,701
      10/31/1993             10,377                10,719
      11/30/1993             10,284                10,631
      12/31/1993             10,490                10,858
       1/31/1994             10,596                10,991
       2/28/1994             10,355                10,690
       3/31/1994             10,055                10,281
       4/30/1994             10,073                10,394
       5/31/1994             10,172                10,478
       6/30/1994             10,125                10,432
       7/31/1994             10,286                10,608
       8/31/1994             10,319                10,649
       9/30/1994             10,176                10,505
      10/31/1994              9,989                10,352
      11/30/1994              9,813                10,156
      12/31/1994             10,050                10,339
       1/31/1995             10,304                10,607
       2/28/1995             10,579                10,907
       3/31/1995             10,689                11,055
       4/30/1995             10,719                11,068
       5/31/1995             11,039                11,419
       6/30/1995             10,982                11,348
       7/31/1995             11,075                11,515
       8/31/1995             11,183                11,671
       9/30/1995             11,228                11,746
      10/31/1995             11,324                11,881
      11/30/1995             11,473                12,041
      12/31/1995             11,584                12,114
       1/31/1996             11,671                12,237
       2/29/1996             11,640                12,187
       3/31/1996             11,473                12,035
       4/30/1996             11,465                11,993
       5/31/1996             11,481                11,959
       6/30/1996             11,546                12,073
       7/31/1996             11,658                12,188
       8/31/1996             11,665                12,189
       9/30/1996             11,763                12,314
      10/31/1996             11,865                12,470
      11/30/1996             12,035                12,722
      12/31/1996             12,006                12,665
       1/31/1997             12,056                12,715
       2/28/1997             12,144                12,834
       3/31/1997             12,044                12,662
       4/30/1997             12,091                12,756
       5/31/1997             12,219                12,936
       6/30/1997             12,335                13,079
       7/31/1997             12,589                13,447
       8/31/1997             12,490                13,316
       9/30/1997             12,607                13,485
      10/31/1997             12,668                13,557
      11/30/1997             12,716                13,619
      12/31/1997             12,877                13,834
       1/31/1998             12,986                13,987
       2/28/1998             12,984                13,986
       3/31/1998             13,000                13,977
       4/30/1998             12,955                13,900
       5/31/1998             13,123                14,136
       6/30/1998             13,160                14,189
       7/31/1998             13,198                14,211
       8/31/1998             13,391                14,458
       9/30/1998             13,535                14,673
      10/31/1998             13,538                14,680
      11/30/1998             13,562                14,724
      12/31/1998             13,602                14,769
       1/31/1999             13,750                14,996
       2/28/1999             13,686                14,861
       3/31/1999             13,675                14,853
       4/30/1999             13,724                14,893
       5/31/1999             13,663                14,789
       6/30/1999             13,488                14,514
       7/31/1999             13,551                14,611
       8/31/1999             13,476                14,557
       9/30/1999             13,488                14,606
      10/31/1999             13,387                14,503
      11/30/1999             13,488                14,662
      12/31/1999             13,449                14,585
       1/31/2000             13,400                14,526
       2/29/2000             13,513                14,640
       3/31/2000             13,734                14,925
       4/30/2000             13,683                14,850
       5/31/2000             13,620                14,762
       6/30/2000             13,921                15,163
       7/31/2000             14,067                15,373
       8/31/2000             14,239                15,611
       9/30/2000             14,185                15,539
      10/31/2000             14,304                15,698
      11/30/2000             14,395                15,784
      12/31/2000             14,689                16,155
       1/31/2001             14,791                16,363
       2/28/2001             14,830                16,391
       3/31/2001             14,928                16,530
       4/30/2001             14,774                16,326
       5/31/2001             14,906                16,503
       6/30/2001             15,010                16,602
       7/31/2001             15,183                16,830
       8/31/2001             15,370                17,117
       9/30/2001             15,351                17,093
      10/31/2001             15,483                17,304
      11/30/2001             15,365                17,081
      12/31/2001             15,289                16,901
       1/31/2002             15,434                17,220
       2/28/2002             15,602                17,465
       3/31/2002             15,384                17,106
       4/30/2002             15,600                17,503
       5/31/2002             15,690                17,586
       6/30/2002             15,807                17,804
       7/31/2002             15,968                18,041
       8/31/2002             16,100                18,276
       9/30/2002             16,387                18,712
      10/31/2002             16,105                18,372
      11/30/2002             16,065                18,221
      12/31/2002             16,346                18,620
       1/31/2003             16,307                18,520
       2/28/2003             16,494                18,840
       3/31/2003             16,485                18,850  ]


NEW HAMPSHIRE TAXSAVER BOND FUND VS.
LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/03
--------------------------------------
One Year:            3.45%
Five Year:           4.09%
Ten Year:            5.19%

INVESTMENT VALUE ON 3/31/03
---------------------------
New Hampshire TaxSaver Bond Fund: $16,590
Lehman Index:                     $18,850

[EDGAR REPRESENTATION OF BAR CHART:

                           NEW HAMPSHIRE       LEHMAN BROTHERS 10 YR
                         TAXSAVER BOND FUND    MUNICIPAL BOND INDEX
                         ------------------    --------------------
       3/31/1993               9,700               10,000
       4/30/1993               9,825               10,095
       5/31/1993               9,893               10,130
       6/30/1993              10,090               10,330
       7/31/1993              10,145               10,356
       8/31/1993              10,413               10,571
       9/30/1993              10,563               10,701
      10/31/1993              10,557               10,719
      11/30/1993              10,469               10,631
      12/31/1993              10,684               10,858
       1/31/1994              10,804               10,991
       2/28/1994              10,508               10,690
       3/31/1994              10,140               10,281
       4/30/1994              10,168               10,394
       5/31/1994              10,271               10,478
       6/30/1994              10,220               10,432
       7/31/1994              10,407               10,608
       8/31/1994              10,438               10,649
       9/30/1994              10,294               10,505
      10/31/1994              10,136               10,352
      11/30/1994               9,990               10,156
      12/31/1994              10,194               10,339
       1/31/1995              10,447               10,607
       2/28/1995              10,712               10,907
       3/31/1995              10,781               11,055
       4/30/1995              10,801               11,068
       5/31/1995              11,146               11,419
       6/30/1995              11,085               11,348
       7/31/1995              11,170               11,515
       8/31/1995              11,291               11,671
       9/30/1995              11,346               11,746
      10/31/1995              11,455               11,881
      11/30/1995              11,608               12,041
      12/31/1995              11,699               12,114
       1/31/1996              11,798               12,237
       2/29/1996              11,740               12,187
       3/31/1996              11,575               12,035
       4/30/1996              11,552               11,993
       5/31/1996              11,545               11,959
       6/30/1996              11,633               12,073
       7/31/1996              11,736               12,188
       8/31/1996              11,741               12,189
       9/30/1996              11,863               12,314
      10/31/1996              11,979               12,470
      11/30/1996              12,164               12,722
      12/31/1996              12,119               12,665
       1/31/1997              12,156               12,715
       2/28/1997              12,245               12,834
       3/31/1997              12,103               12,662
       4/30/1997              12,161               12,756
       5/31/1997              12,327               12,936
       6/30/1997              12,445               13,079
       7/31/1997              12,730               13,447
       8/31/1997              12,623               13,316
       9/30/1997              12,753               13,485
      10/31/1997              12,814               13,557
      11/30/1997              12,872               13,619
      12/31/1997              13,044               13,834
       1/31/1998              13,153               13,987
       2/28/1998              13,185               13,986
       3/31/1998              13,173               13,977
       4/30/1998              13,147               13,900
       5/31/1998              13,331               14,136
       6/30/1998              13,367               14,189
       7/31/1998              13,404               14,211
       8/31/1998              13,603               14,458
       9/30/1998              13,750               14,673
      10/31/1998              13,774               14,680
      11/30/1998              13,796               14,724
      12/31/1998              13,843               14,769
       1/31/1999              13,983               14,996
       2/28/1999              13,926               14,861
       3/31/1999              13,912               14,853
       4/30/1999              13,948               14,893
       5/31/1999              13,883               14,789
       6/30/1999              13,698               14,514
       7/31/1999              13,762               14,611
       8/31/1999              13,696               14,557
       9/30/1999              13,693               14,606
      10/31/1999              13,613               14,503
      11/30/1999              13,717               14,662
      12/31/1999              13,665               14,585
       1/31/2000              13,612               14,526
       2/29/2000              13,729               14,640
       3/31/2000              13,916               14,925
       4/30/2000              13,873               14,850
       5/31/2000              13,805               14,762
       6/30/2000              14,101               15,163
       7/31/2000              14,250               15,373
       8/31/2000              14,413               15,611
       9/30/2000              14,381               15,539
      10/31/2000              14,490               15,698
      11/30/2000              14,569               15,784
      12/31/2000              14,831               16,155
       1/31/2001              14,962               16,363
       2/28/2001              15,001               16,391
       3/31/2001              15,087               16,530
       4/30/2001              14,981               16,326
       5/31/2001              15,102               16,503
       6/30/2001              15,178               16,602
       7/31/2001              15,298               16,830
       8/31/2001              15,461               17,117
       9/30/2001              15,480               17,093
      10/31/2001              15,580               17,304
      11/30/2001              15,513               17,081
      12/31/2001              15,452               16,901
       1/31/2002              15,619               17,220
       2/28/2002              15,766               17,465
       3/31/2002              15,556               17,106
       4/30/2002              15,766               17,503
       5/31/2002              15,877               17,586
       6/30/2002              15,986               17,804
       7/31/2002              16,096               18,041
       8/31/2002              16,206               18,276
       9/30/2002              16,374               18,712
      10/31/2002              16,276               18,372
      11/30/2002              16,268               18,221
      12/31/2002              16,478               18,620
       1/31/2003              16,482               18,520
       2/28/2003              16,602               18,840
       3/31/2003              16,590               18,850   ]




                                        4                           FORUM FUNDS

--------------------------------------------------------------------------------


FORUM FUNDS PERFORMANCE (concluded)
--------------------------------------------------------------------------------

The following charts reflect the change in value of a hypothetical $10,000 investment in Payson Balanced Fund and Payson Value Fund, including reinvestment of dividends and distributions, to each Fund's related securities index, over the past 10 fiscal years. The Standard and Poor's 500 Composite Index ("S&P 500") is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Each Fund is professionally managed while the S&P 500 Index is unmanaged and is not available for investment. During the period, certain fees were waived or expenses reimbursed; otherwise, total return would have been lower. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUNDS' HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. For more up to date performance please call (800) 943-6786.

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

PAYSON BALANCED FUND VS. S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/03
--------------------------------------
One Year:              (23.84%)
Five Year:              (2.77%)
Ten Year:                5.59%

INVESTMENT VALUE ON 3/31/03
----------------------------
Payson Balanced Fund:   $17,235
S&P 500 Index:          $22,657


[EDGAR REPRESENTATION OF BAR CHART:

                         PAYSON             S&P
                      BALANCED FUND      500 INDEX
                      -------------      ---------
       3/31/1993         10,000           10,000
       4/30/1993          9,939            9,758
       5/31/1993         10,105           10,019
       6/30/1993         10,395           10,048
       7/31/1993         10,457           10,007
       8/31/1993         10,863           10,386
       9/30/1993         10,890           10,304
      10/31/1993         10,961           10,517
      11/30/1993         10,827           10,418
      12/31/1993         11,082           10,544
       1/31/1994         11,472           10,902
       2/28/1994         11,255           10,606
       3/31/1994         10,701           10,144
       4/30/1994         10,674           10,274
       5/31/1994         10,720           10,443
       6/30/1994         10,382           10,187
       7/31/1994         10,677           10,521
       8/31/1994         11,027           10,952
       9/30/1994         10,796           10,684
      10/31/1994         10,806           10,924
      11/30/1994         10,433           10,526
      12/31/1994         10,617           10,682
       1/31/1995         10,787           10,959
       2/28/1995         11,193           11,386
       3/31/1995         11,344           11,721
       4/30/1995         11,477           12,066
       5/31/1995         11,859           12,547
       6/30/1995         11,945           12,839
       7/31/1995         12,166           13,264
       8/31/1995         12,358           13,297
       9/30/1995         12,704           13,858
      10/31/1995         12,821           13,809
      11/30/1995         13,267           14,414
      12/31/1995         13,626           14,692
       1/31/1996         13,866           15,191
       2/29/1996         13,796           15,333
       3/31/1996         13,806           15,480
       4/30/1996         13,826           15,708
       5/31/1996         13,886           16,113
       6/30/1996         13,806           16,174
       7/31/1996         13,288           15,460
       8/31/1996         13,603           15,787
       9/30/1996         14,080           16,674
      10/31/1996         14,407           17,134
      11/30/1996         15,153           18,428
      12/31/1996         15,151           18,063
       1/31/1997         15,470           19,191
       2/28/1997         15,583           19,341
       3/31/1997         15,106           18,548
       4/30/1997         15,541           19,655
       5/31/1997         16,388           20,850
       6/30/1997         16,777           21,784
       7/31/1997         17,894           23,517
       8/31/1997         17,675           22,200
       9/30/1997         18,343           23,415
      10/31/1997         17,774           22,634
      11/30/1997         18,145           23,681
      12/31/1997         18,332           24,088
       1/31/1998         18,412           24,354
       2/28/1998         19,332           26,109
       3/31/1998         19,830           27,445
       4/30/1998         19,857           27,721
       5/31/1998         19,133           27,245
       6/30/1998         18,679           28,351
       7/31/1998         17,870           28,050
       8/31/1998         15,658           23,999
       9/30/1998         16,389           25,536
      10/31/1998         17,692           27,612
      11/30/1998         18,385           29,284
      12/31/1998         18,979           30,971
       1/31/1999         18,820           32,266
       2/28/1999         17,791           31,263
       3/31/1999         18,203           32,514
       4/30/1999         19,239           33,773
       5/31/1999         19,152           32,976
       6/30/1999         19,522           34,805
       7/31/1999         19,053           33,719
       8/31/1999         18,980           33,553
       9/30/1999         18,038           32,634
      10/31/1999         18,333           34,698
      11/30/1999         18,215           35,403
      12/31/1999         18,417           37,487
       1/31/2000         17,687           35,604
       2/29/2000         17,443           34,931
       3/31/2000         19,028           38,346
       4/30/2000         19,074           37,193
       5/31/2000         19,427           36,429
       6/30/2000         19,291           37,327
       7/31/2000         19,414           36,744
       8/31/2000         20,585           39,025
       9/30/2000         20,575           36,965
      10/31/2000         21,024           36,809
      11/30/2000         20,281           33,909
      12/31/2000         20,749           34,075
       1/31/2001         22,434           35,283
       2/28/2001         21,211           32,068
       3/31/2001         20,739           30,038
       4/30/2001         22,203           32,370
       5/31/2001         22,353           32,587
       6/30/2001         22,143           31,795
       7/31/2001         22,276           31,482
       8/31/2001         21,692           29,513
       9/30/2001         19,718           27,130
      10/31/2001         20,507           27,648
      11/30/2001         21,681           29,769
      12/31/2001         22,254           30,029
       1/31/2002         21,872           29,592
       2/28/2002         21,646           29,021
       3/31/2002         22,630           30,112
       4/30/2002         21,984           28,288
       5/31/2002         21,879           28,080
       6/30/2002         20,182           26,080
       7/31/2002         18,691           24,047
       8/31/2002         18,744           24,204
       9/30/2002         17,155           21,576
      10/31/2002         17,597           23,473
      11/30/2002         18,321           24,853
      12/31/2002         18,013           23,394
       1/31/2003         17,655           22,782
       2/28/2003         17,403           22,440
       3/31/2003         17,235           22,657 ]


PAYSON VALUE FUND VS. S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/03
--------------------------------------
One Year:             (31.62)%
Five Year:             (6.49)%
Ten Year:               5.93%

INVESTMENT VALUE ON 3/31/03
---------------------------
Payson Value Fund:    $17,796
S&P 500 Index:        $22,657


[EDGAR REPRESENTATION OF BAR CHART:

                         PAYSON             S&P
                      BALANCED FUND      500 INDEX
                      -------------      ---------
       3/31/1993         10,000           10,000
       4/30/1993          9,837            9,758
       5/31/1993         10,100           10,019
       6/30/1993         10,272           10,048
       7/31/1993         10,482           10,007
       8/31/1993         10,901           10,386
       9/30/1993         10,956           10,304
      10/31/1993         11,285           10,517
      11/30/1993         11,176           10,418
      12/31/1993         11,505           10,544
       1/31/1994         12,083           10,902
       2/28/1994         11,844           10,606
       3/31/1994         11,138           10,144
       4/30/1994         11,267           10,274
       5/31/1994         11,322           10,443
       6/30/1994         10,825           10,187
       7/31/1994         11,240           10,521
       8/31/1994         11,822           10,952
       9/30/1994         11,508           10,684
      10/31/1994         11,545           10,924
      11/30/1994         11,008           10,526
      12/31/1994         11,082           10,682
       1/31/1995         11,203           10,959
       2/28/1995         11,640           11,386
       3/31/1995         11,864           11,721
       4/30/1995         11,948           12,066
       5/31/1995         12,349           12,547
       6/30/1995         12,517           12,839
       7/31/1995         12,967           13,264
       8/31/1995         12,995           13,297
       9/30/1995         13,370           13,858
      10/31/1995         13,305           13,809
      11/30/1995         13,850           14,414
      12/31/1995         14,205           14,692
       1/31/1996         14,677           15,191
       2/29/1996         14,819           15,333
       3/31/1996         15,159           15,480
       4/30/1996         15,215           15,708
       5/31/1996         15,396           16,113
       6/30/1996         15,367           16,174
       7/31/1996         14,512           15,460
       8/31/1996         15,054           15,787
       9/30/1996         15,728           16,674
      10/31/1996         16,110           17,134
      11/30/1996         17,016           18,428
      12/31/1996         16,897           18,063
       1/31/1997         17,407           19,191
       2/28/1997         17,556           19,341
       3/31/1997         17,131           18,548
       4/30/1997         17,748           19,655
       5/31/1997         18,812           20,850
       6/30/1997         19,535           21,784
       7/31/1997         20,761           23,517
       8/31/1997         20,122           22,200
       9/30/1997         21,496           23,415
      10/31/1997         20,888           22,634
      11/30/1997         21,699           23,681
      12/31/1997         22,240           24,088
       1/31/1998         22,366           24,354
       2/28/1998         23,824           26,109
       3/31/1998         24,888           27,445
       4/30/1998         24,980           27,721
       5/31/1998         24,049           27,245
       6/30/1998         23,823           28,351
       7/31/1998         22,652           28,050
       8/31/1998         18,850           23,999
       9/30/1998         20,130           25,536
      10/31/1998         21,615           27,612
      11/30/1998         22,398           29,284
      12/31/1998         23,527           30,971
       1/31/1999         23,761           32,266
       2/28/1999         22,814           31,263
       3/31/1999         23,750           32,514
       4/30/1999         26,001           33,773
       5/31/1999         25,571           32,976
       6/30/1999         26,578           34,805
       7/31/1999         25,149           33,719
       8/31/1999         25,112           33,553
       9/30/1999         24,202           32,634
      10/31/1999         25,262           34,698
      11/30/1999         25,780           35,403
      12/31/1999         25,924           37,487
       1/31/2000         25,542           35,604
       2/29/2000         24,906           34,931
       3/31/2000         27,834           38,346
       4/30/2000         27,529           37,193
       5/31/2000         27,440           36,429
       6/30/2000         27,307           37,327
       7/31/2000         27,014           36,744
       8/31/2000         28,708           39,025
       9/30/2000         27,174           36,965
      10/31/2000         28,079           36,809
      11/30/2000         26,677           33,909
      12/31/2000         27,847           34,075
       1/31/2001         29,244           35,283
       2/28/2001         26,876           32,068
       3/31/2001         25,934           30,038
       4/30/2001         27,405           32,370
       5/31/2001         27,729           32,587
       6/30/2001         26,434           31,795
       7/31/2001         26,390           31,482
       8/31/2001         25,390           29,513
       9/30/2001         22,786           27,130
      10/31/2001         23,375           27,648
      11/30/2001         25,228           29,769
      12/31/2001         25,739           30,029
       1/31/2002         24,881           29,592
       2/28/2002         24,399           29,021
       3/31/2002         26,026           30,112
       4/30/2002         24,565           28,288
       5/31/2002         24,173           28,080
       6/30/2002         21,846           26,080
       7/31/2002         19,888           24,047
       8/31/2002         19,767           24,204
       9/30/2002         17,324           21,576
      10/31/2002         19,044           23,473
      11/30/2002         20,251           24,853
      12/31/2002         18,946           23,394
       1/31/2003         18,492           22,782
       2/28/2003         18,023           22,440
       3/31/2003         17,796           22,657  ]




                                       5                           FORUM FUNDS

--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

                    SECURITY                                                     SECURITY
PRINCIPAL           DESCRIPTION                 VALUE     PRINCIPAL             DESCRIPTION                VALUE
---------   ------------------------------      -----     ---------   -----------------------------------  -----

MUNICIPAL BONDS (95.6%)                                   GENERAL OBLIGATION - LOCAL (CONTINUED)
                                                          $   25,000  Bucksport, ME, GO Bonds,
GENERAL OBLIGATION - BOND BANK (4.0%)                                 7.15%, 4/1/07                    $   29,352
                                                             250,000  Cape Elizabeth, ME, GO Bonds,
            MAINE MUNICIPAL BOND BANK                                 P/R 10/15/04 @ 102, 5.75%,
$  100,000  Series A, AMBAC Insured,                                  10/15/09                            272,195
            5.38%, 11/1/03                   $  102,503      100,000  Cape Elizabeth, ME, GO Bonds,
    20,000  Series A, P/R 6/1/03 @ 102,                               P/R 10/15/04 @ 102, 5.90%,
            5.00%, 11/1/04                       20,531               10/15/12                            109,106
 1,000,000  Series D, MBIA Insured,                           25,000  Cape Elizabeth, ME, GO Bonds,
            5.63%, 11/1/16                    1,129,990               P/R 10/15/04 @ 102, 5.90%,
    90,000  Series E, AMBAC Insured, P/R                              10/15/14                             27,276
            11/1/05 @ 102, 5.70%, 11/1/11       101,392       25,000  Ellsworth, ME, GO Bonds, 7.20%,
   150,000  Sewer & Water RV, SRF Program,                            7/1/08                               30,486
            Series A, 6.00%, 11/1/03            153,715      250,000  Freeport, ME, GO Bonds, 7.25%,
    20,000  Sewer & Water RV, SRF Program,                            9/1/04                              270,950
            Series B, 4.75%, 11/1/03             20,426       20,000  Freeport, ME, GO Bonds, 7.25%,
                                             ----------               9/1/10                               25,306
                                              1,528,557       75,000  Kennebec, ME, RDA, GO Bonds,
                                             ----------               5.50%, 8/1/14                        82,370
GENERAL OBLIGATION - LOCAL (15.4%)                            25,000  Old Orchard Beach, ME, GO Bonds,
    60,000  Bangor, ME, GO Bonds, 5.50%,                              MBIA Insured, Partially P/R 9/1/03
            9/1/04                               63,576               @ 103, 6.40%, 9/1/04                 25,858
   250,000  Bangor, ME, GO Bonds, Series A,                  140,000  Old Orchard Beach, ME, GO Bonds,
            3.60%, 4/1/05                       260,785               MBIA Insured, Partially P/R 9/1/03
   100,000  Bangor, ME, GO Bonds, Series A,                           @ 103, 6.60%, 9/1/06                144,831
            3.75%, 4/1/06                       105,866       35,000  Old Orchard Beach, ME, GO Bonds,
   175,000  Bar Harbor, ME, GO Bonds, 6.20%,                          MBIA Insured, Partially P/R 9/1/03
            6/1/05                              192,497               @ 103, 6.65%, 9/1/07                 36,209
    75,000  Bar Harbor, ME, GO Bonds, 6.45%,                  40,000  Old Orchard Beach, ME, GO Bonds,
            6/1/09                               89,773               MBIA Insured, Partially P/R 9/1/03
    30,000  Bath, ME, GO Bonds, 7.45%,                                @ 103, 6.65%, 9/1/08                 41,382
            12/1/07                              36,697       20,000  Old Orchard Beach, ME, GO Bonds,
    20,000  Bath, ME, GO Bonds, 7.50%,                                MBIA Insured, Partially P/R 9/1/03
            12/1/08                              25,001               @ 103, 6.65%, 9/1/10                 20,691
    25,000  Bath, ME, GO Bonds, Series A,                    350,000  Portland, ME, GO Bonds, 3.50%,
            MBIA Insured, 5.63%, 3/1/09          27,380               4/1/05                              365,260
    25,000  Blue Hill, ME, GO Bonds, 7.30%,                  100,000  Portland, ME, GO Bonds, 7.25%,
            7/1/06                               29,032               12/1/05                             115,038
    50,000  Brewer, ME, GO Bonds, Series A,                  790,000  Portland, ME, GO Bonds, 5.30%,
            6.10%, 1/1/04                        51,201               6/1/13                              862,253
    50,000  Brewer, ME, GO Bonds, Series A,                   60,000  Portland, ME, GO Bonds, 5.00%,
            6.10%, 1/1/05                        51,192               9/1/13                               65,372
    50,000  Brewer, ME, GO Bonds, Series A,                   50,000  Portland, ME, GO Bonds,
            6.20%, 1/1/06                        51,196               City Hospital, 12.60%, 11/1/05       63,746
    50,000  Brunswick, ME, GO Bonds,                         500,000  Portland, ME, GO Bonds, P/R 4/1/04
            Tax Increment, Brunswick                                  @ 102, 6.20%, 4/1/05                535,420
            Technologies Inc. Project,
            5.50%, 11/1/08                       54,059


See Notes to Schedules of Investments and Notes to Financial Statements.                  6                         FORUM FUNDS





--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS  (continued)
MARCH 31, 2003
--------------------------------------------------------------------------------

                    SECURITY                                                     SECURITY
PRINCIPAL           DESCRIPTION                 VALUE     PRINCIPAL             DESCRIPTION                VALUE
---------   ------------------------------      -----     ---------   -----------------------------------  -----

GENERAL OBLIGATION - LOCAL (CONTINUED)                    GENERAL OBLIGATION - STATE (0.9%)
$  25,000  Portland, ME, GO Bonds,                        $ 100,000  Maine, GO Bonds, 6.50%, 7/1/03    $  101,346
           P/R 4/1/04 @ 102, 6.50%, 4/1/14    $  26,853     200,000  Maine, GO Bonds, Highway
  250,000  Saco, ME, GO Bonds,                                       Improvements, 5.00%, 6/15/11         222,676
           MBIA Insured, 3.25%, 1/1/04          253,993                                                 ---------
  150,000  South Portland, ME, GO Bonds,                                                                  324,022
           5.80%, 9/1/08                        174,555                                                 ---------
   40,000  South Portland, ME, GO Bonds,
           5.80%, 9/1/11                         47,205   REVENUE - GUAM (2.7%)
   25,000  Westbrook, ME, GO Bonds,                          10,000  Guam Housing Corp., SFM RV,
           6.75%, 11/15/04                       27,176              Mortgage Guaranteed, Series A,
   75,000  Windham, ME, GO Bonds, 0.05%,                             COLL by FHLMC, 5.75%,
           6/15/08                               63,403              9/1/31                                10,890
  130,000  Winslow, ME, GO Bonds,                         1,000,000  Guam Power Authority RV,
           Crowe Rope Industries Project,                            Series A, 4.00%, 10/1/04           1,028,210
           Series A, MBIA Insured, 5.50%,                                                              ----------
           3/1/07                               144,442                                                 1,039,100
   25,000  Winthrop, ME, GO Bonds, 5.10%,                                                              ----------
           8/1/04                                26,265
   25,000  Winthrop, ME, GO Bonds, 5.20%,                 REVENUE - HEALTH & EDUCATION (6.9%)
           8/1/05                                27,088      25,000  Maine Educational Loan
   25,000  Winthrop, ME, GO Bonds, 5.30%,                            Marketing Corp., Student Loan
           8/1/06                                27,756              RV, Series A-1, 6.35%, 5/1/05         25,322
   25,000  Winthrop, ME, GO Bonds, 5.40%,                     5,000  Maine HEHFA RV, AMBAC
           8/1/07                                28,187              Insured, 7.20%, 5/1/06                 5,025
  250,000  Yarmouth, ME, GO Bonds,                            5,000  Maine HEHFA RV, AMBAC
           AMBAC Insured, 5.25%, 11/15/09       284,288              Insured, 7.30%, 5/1/14                 5,021
  500,000  Yarmouth, ME, GO Bonds, 5.00%,                   195,000  Maine HEHFA RV, Maine Medical
           11/15/19                             532,425              Center Project, ETM, 6.00%,
                                              ---------              10/1/13                              231,933
                                              5,824,992      35,000  Maine HEHFA RV, Maine Medical
                                              ---------              Center Project, Series C,
                                                                     FSA Insured, 5.00%, 11/15/13          35,851
GENERAL OBLIGATION - PUERTO RICO (12.6%)                    175,000  Maine HEHFA RV, Series A, ETM,
  400,000  Puerto Rico, GO Bonds, 5.25%,                             FSA Insured, 5.60%, 7/1/07           183,962
           7/1/18                               432,128     550,000  Maine HEHFA RV, Series A, FSA
1,125,000  Puerto Rico, GO Bonds,                                    Insured, 5.25%, 7/1/10               598,967
           MBIA Insured, 5.75%, 7/1/10        1,316,385      25,000  Maine HEHFA RV, Series A, FSA
1,440,000  Puerto Rico, GO Bonds, Series A,                          Insured, 5.25%, 7/1/11                27,678
           5.50%, 7/1/16                      1,606,104     450,000  Maine HEHFA RV, Series B, FSA
  750,000  Puerto Rico, GO Bonds, Series A,                          Insured, 5.55%, 7/1/08               463,869
           MBIA Insured, 5.50%, 7/1/21          858,330     510,000  Maine HEHFA RV, Series D, FSA
  500,000  Puerto Rico, GO Bonds, Series B,                          Insured, 5.30%, 7/1/07               537,433
           MBIA Insured, 5.75%, 7/1/07          572,825     460,000  Maine Veterans' Homes,
                                              ---------              Healthcare RV, ETM, 6.80%,
                                              4,785,772              10/1/05                              491,078
                                              ---------                                                 ---------
                                                                                                        2,606,139
                                                                                                        ---------


See Notes to Schedules of Investments and Notes to Financial Statements.                7                         FORUM FUNDS




--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS  (continued)
MARCH 31, 2003
--------------------------------------------------------------------------------

                    SECURITY                                                     SECURITY
PRINCIPAL           DESCRIPTION                 VALUE      PRINCIPAL             DESCRIPTION                VALUE
---------   ------------------------------      -----     ---------   -----------------------------------  -----

REVENUE - HOUSING (2.9%)                                   REVENUE - PUERTO RICO (9.1%)
$   50,000  Maine HSG AUTH RV, Mortgage                    $  120,000  Puerto Rico, Electric Power
            Purchase, Series A-1, 5.05%,                               Authority, Electric RV, Series U,
            11/15/06                          $   51,775               MBIA-IBC-BNY Insured, 6.00%,
 1,000,000  Maine HSG AUTH RV, Mortgage                                7/1/14                            $  128,608
            Purchase, Series F-2, 4.05%,                    1,960,000  Puerto Rico, Public Finance Corp.,
            11/15/10                           1,026,100               Commonwealth Appropriations,
                                               ---------               Series A, AMBAC Insured, 5.38%,
                                               1,077,875               6/1/18                             2,243,632
                                               ---------    1,000,000  Puerto Rico, University of
REVENUE - INDUSTRIAL (9.6%)                                            Puerto Rico RV, Series M,
   250,000  Baileyville, ME, PCR, Georgia                              MBIA Insured, 5.50%, 6/1/15        1,088,190
            Pacific Corp. Project, 4.75%,                                                                 ---------
            6/1/05                               236,625                                                  3,460,430
    15,000  Bath, ME, 7.40%, 12/1/06              17,880                                                  ---------
   300,000  Bucksport, ME, Solid Waste
            Disposal RV, Champion
            International Corp. Project,                   REVENUE - TRANSPORTATION (6.0%)
            remarketed 5/1/93, 6.25%, 5/1/10     305,826      150,000  Bangor, ME, Bangor International
   530,000  East Millinocket, ME, PCR Bonds,                           Airport Project, Airport RV, 6.00%,
            Great Northern Nekoosa Corp.                               10/1/03                              153,000
            Project, ETM,  6.70%, 6/1/04         562,897      100,000  Bangor, ME, Bangor International
   100,000  Houlton, ME, Water Co. RV,                                 Airport Project, Airport RV, 6.10%,
            MBIA Insured, 4.60%, 5/1/14          105,083               10/1/04                              102,000
    50,000  Jay, ME, PCR Bonds, International                 250,000  Bangor, ME, Bangor International
            Paper Co. Project, Series A,                               Airport Project, Airport RV, 6.35%,
            5.63%, 11/15/06                       51,173               10/1/07                              255,000
   500,000  Kennebec, ME, Water District RV,                  750,000  Maine State Turnpike Authority RV,
            FSA Insured, 5.13%, 12/1/21          517,645               FGIC Insured, 5.75%, 7/1/28          816,368
    15,000  Kennebunk, ME, Sewer District RV,                  75,000  Maine State Turnpike Authority RV,
            7.10%, 1/1/06                         17,090               MBIA Insured, 5.25%, 7/1/10           83,666
   250,000  Maine Governmental Facilities                     700,000  Maine State Turnpike Authority RV,
            Authority, Lease RV, FSA Insured,                          MBIA Insured, P/R 7/1/04 @ 102,
            5.75%, 10/1/07                       286,730               6.00%, 7/1/14                        756,028
 1,465,000  Skowhegan, ME, PCR Bonds,                         100,000  Maine State Turnpike Authority RV,
            Scott Paper Co. Project, 5.90%,                            Special Obligation, MBIA Insured,
            11/1/13                            1,530,793               4.63%, 7/1/10                        107,452
                                               ---------                                                  ---------
                                               3,631,742                                                  2,273,514
                                               ---------                                                  ---------




See Notes to Schedules of Investments and Notes to Financial Statements.                8                     FORUM FUNDS






--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS  (concluded)
MARCH 31, 2003
--------------------------------------------------------------------------------

                    SECURITY                                                     SECURITY
PRINCIPAL           DESCRIPTION                 VALUE         SHARES            DESCRIPTION                  VALUE
---------   ------------------------------      -----       ---------   -----------------------------------  -----

  REVENUE - VIRGIN ISLANDS (25.5%)                          SHORT-TERM HOLDINGS (4.2%)
$   55,000  Virgin  Islands, HFA, SFM RV,
            GNMA  Mortgage  Backed                          CASH MANAGEMENT ACCOUNTS (4.2%)
            Securities, Series A, GNMA COLL,                   441,934  Deutsche Tax Free Money Fund,
            6.00%, 3/1/07                     $   58,397                0.43%                            $   441,934
 1,100,000  Virgin Islands, PFA RV, Gross                    1,134,012  Dreyfus Municipal Cash
            Receipts Taxes Lien, Series A,                              Management Plus Fund, 1.04%        1,134,012
            5.63%, 10/1/10                     1,194,281                                                  ----------
   600,000  Virgin Islands, PFA RV, Gross                   Total Short-Term Holdings
            Receipts Taxes Lien, Series A,                      (cost $1,575,946)                          1,575,946
            6.38%, 10/1/19                       668,952                                                  ----------
 1,220,000  Virgin Islands, PFA RV, Senior                  Total Investments (99.8%)
            Lien, Radian-IBC Insured, 5.50%,                    (cost $35,664,672)                        37,770,705
            10/1/22                            1,291,773
 1,000,000  Virgin Islands, PFA RV, Senior                  Other Assets & Liabilities, Net (0.2%)            76,509
            Lien, Series C, 5.50%, 10/1/08     1,092,740                                                  ----------
 1,080,000  Virgin Islands, PFA RV, Series A,               NET ASSETS (100.0%)                          $37,847,214
            ETM, 7.30%, 10/1/18                1,437,102                                                 ===========
 1,140,000  Virgin Islands, PFA RV,
            Subordinate Lien, Series D, 6.00%,
            10/1/05                            1,224,200
   750,000  Virgin Islands, Water & Power
            Authority, Electric RV, 5.25%,
            7/1/06                               805,343
   250,000  Virgin Islands, Water & Power
            Authority, Electric RV, 5.25%,
            7/1/08                               267,768
 1,500,000  Virgin Islands, Water & Power
            Authority, Electric RV, ACA-CBI
            MBIA-IBC Insured,5.30%, 7/1/21     1,602,060
                                               ---------
                                               9,642,616
                                               ---------
Total Municipal Bonds
(cost $34,088,726)                            36,194,759
                                              ----------


See Notes to Schedules of Investments and Notes to Financial Statements.                9                          FORUM FUNDS





------------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                    SECURITY                                                     SECURITY
PRINCIPAL           DESCRIPTION                 VALUE       PRINCIPAL           DESCRIPTION                  VALUE
---------   ------------------------------      -----       ---------   -----------------------------------  -----

  MUNICIPAL BONDS (91.6%)                                   GENERAL OBLIGATION - LOCAL (CONTINUED)
                                                           $ 100,000  Goffstown, NH, SD, GO Bonds,
  GENERAL OBLIGATION - BOND BANK (1.5%)                               AMBAC Insured, 5.25%, 8/15/11      $ 103,327
                                                              60,000  Gorham, NH, GO Bonds,
           NEW HAMPSHIRE MUNICIPAL BOND BANK                          FSA Insured, 4.80%, 4/1/13            64,154
$   5,000  Pinkerton Academy Project, AMBAC                   65,000  Gorham, NH, GO Bonds,
           Insured, 5.25%, 6/1/07            $  5,134                 FSA Insured, 4.85%, 4/1/14            69,060
   50,000  Series A, P/R 11/1/04 @ 102,                       45,000  Keene, NH, GO Bonds, 5.15%,
           5.15%, 11/1/08                      54,061                 10/15/11                              49,642
   85,000  Series C, State Guaranteed,                        50,000  Londonderry, NH, GO Bonds,
           5.80%, 8/15/08                      91,744                 5.40%, 1/15/14                        53,114
                                              -------         30,000  Manchester, NH, GO Bonds, 4.50%,
                                              150,939                 6/1/09                                31,723
                                              -------        200,000  Manchester, NH, GO Bonds,
                                                                      Series A, 5.50%, 6/1/19              219,472
  GENERAL OBLIGATION - LOCAL (25.9%)                          15,000  Manchester, NH, GO Bonds,
  225,000  Belknap County, NH, GO Bonds,                              Series A, P/R 7/1/03 @ 102,
           MBIA Insured, 5.20%, 6/15/13       247,223                 5.00%, 7/1/04                         15,447
   60,000  Colebrook, NH, SD, GO Bonds,                      250,000  Manchester, NH, GO Bonds,
           MBIA Insured, 4.00%, 7/15/08        64,400                 Series A, P/R 7/1/03 @ 102,
   50,000  Concord, NH, GO Bonds,                                     5.30%, 7/1/07                        257,630
           FGIC Insured, P/R 10/15/04                         15,000  Mascenic, NH, Regional SD #1,
           @ 102, 6.05%, 10/15/08              54,676                 GO Bonds, Lot C, AMBAC Insured,
  100,000  Concord, NH, GO Bonds,                                     7.20%, 12/15/07                       18,185
           MBIA Insured, 5.00%, 1/15/09       104,883         35,000  Nashua, NH, GO Bonds,
  100,000  Concord, NH, SD, GO Bonds,                                 FGIC Insured, 5.25%, 11/1/09          39,275
           FSA Insured, 4.70%, 10/15/07       108,019         50,000  Oyster River, NH, Cooperative SD,
  100,000  Concord, NH, SD, GO Bonds,                                 State Guaranteed, GO Bonds, Lot A,
           FSA Insured, 5.00%, 10/15/10       109,032                 5.75%, 6/15/07                        53,595
  115,000  Derry, NH, GO Bonds, FSA Insured,                 100,000  Oyster River, NH, Cooperative SD,
           4.80%, 2/1/18                      121,408                 State Guaranteed, GO Bonds, Lot A,
   50,000  Exeter, NH, GO Bonds, 5.10%,                               5.85%, 6/15/08                       107,245
           6/15/05                             53,864         30,000  Salem, NH, GO Bonds, MBIA Insured,
  140,000  Exeter, NH, GO Bonds, 6.25%,                               6.45%, 3/1/04                         30,131
           1/15/07                            141,975        400,000  Stratham, NH, SD, GO Bonds,
   25,000  Exeter, NH, GO Bonds, 5.30%,                               AMBAC Insured, 5.10%, 1/15/08        445,884
           6/15/08                             28,203                                                    ---------
   50,000  Franklin, NH, GO Bonds,                                                                       2,643,553
           MBIA Insured, 5.20%, 10/1/07        51,986                                                    ---------




See Notes to Schedules of Investments and Notes to Financial Statements.                10                    FORUM FUNDS




--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS  (continued)
MARCH 31, 2003
--------------------------------------------------------------------------------

                    SECURITY                                                      SECURITY
PRINCIPAL           DESCRIPTION                 VALUE        PRINCIPAL           DESCRIPTION                  VALUE
---------   ------------------------------      -----        ---------   -----------------------------------  -----

GENERAL OBLIGATION - PUERTO RICO (2.1%)                      REVENUE - HEALTH & EDUCATION (CONTINUED)
$  180,000  Puerto Rico, GO Bonds, Series A,                 $   90,000  New Hampshire, HEHFA RV,
            5.50%, 7/1/16                    $ 200,763                   Franklin Pierce College, 6.00%,
    15,000  Puerto Rico, Infrastructure                                  10/1/13                           $ 90,403
            Financing Authority, GO Bonds,                        5,000  New Hampshire, HEHFA RV,
            Series A, 7.75%, 7/1/08             15,264                   Hitchcock Clinic Issue, MBIA
                                              --------                   Insured, P/R 7/1/04 @ 102, 6.00%,
                                               216,027                   7/1/15                               5,386
                                              --------          945,000  New Hampshire, HEHFA RV,
                                                                         Kendal at Hanover Issue,
GENERAL OBLIGATION - STATE (0.1%)                                        First Union National Bank, LOC,
    10,000  New Hampshire State, GO Bonds,                               5.80%, 10/1/12                     947,665
            P/R 9/1/04 @ 101, 6.00%, 9/1/05     10,774          175,000  New Hampshire, HEHFA RV,
                                              --------                   Wentworth-Douglass Hospital,
                                                                         MBIA Insured, 5.40%, 1/1/07        182,205
REVENUE - GUAM (0.1%)                                                                                     ---------
    10,000  Guam Housing Corp., SFM RV,                                                                   2,358,289
            Mortgage Guaranteed, Series A,                                                                ---------
            COLL by FHLMC, 5.75%, 9/1/31        10,890
                                              --------       REVENUE - HOUSING (9.2%)
                                                                100,000  New Hampshire, State HFA, SFM
REVENUE - HEALTH & EDUCATION (23.1%)                                     RV, Series A, 2.35%, 7/1/07         99,158
    25,000  Hudson, NH, SD, Educational                         100,000  New Hampshire, State HFA, SFM
            Facilities RV, Lot B, 7.30%,                                 RV, Series A, 2.75%, 7/1/08         98,935
            12/15/06                            29,697           55,000  New Hampshire, State HFA, SFM
    20,000  Hudson, NH, SD, Educational                                  RV, Series A, Remarketed 3/1/94,
            Facilities RV, Lot B, 7.30%,                                 5.25%, 1/1/07                       57,088
            12/15/08                            24,748           50,000  New Hampshire, State HFA, SFM
   200,000  New Hampshire, HEFA RV, Exeter                               RV, Series B, 5.90%, 1/1/07         50,936
            Project, 5.10%, 10/1/10            214,402           40,000  New Hampshire, State HFA, SFM
    60,000  New Hampshire, HEFA RV, Exeter                               RV, Series B, 6.00%, 1/1/08         40,772
            Project, 5.20%, 10/1/11             64,340           50,000  New Hampshire, State HFA, SFM
   120,000  New Hampshire, HEFA RV, Exeter                               RV, Series B, 6.00%, 7/1/08         51,053
            Project, 5.50%, 10/1/15            128,491          305,000  New Hampshire, State HFA, SFM
    20,000  New Hampshire, HEFA RV, Exeter                               RV, Series B, FHA/VA Insured,
            Project, 5.63%, 10/1/16             21,441                   5.60%, 1/1/06                      313,342
    50,000  New Hampshire, HEHFA RV,                            125,000  New Hampshire, State HFA, SFM
            Concord Hospital Issue, AMBAC                                RV, Series SB, 4.85%, 1/1/05       129,591
            Insured, 5.40%, 10/1/06             55,524           90,000  New Hampshire, State HFA, SFM
    35,000  New Hampshire, HEHFA RV,                                     RV, Series SB, 4.95%, 1/1/06        94,341
            Elliot Hospital of Manchester,                                                                 --------
            AMBAC Insured, 6.50%, 10/1/11       35,475                                                      935,216
   460,000  New Hampshire, HEHFA RV,                                                                       --------
            Elliot Hospital of Manchester,
            AMBAC Insured,  6.25%, 10/1/21     466,150       REVENUE - PUERTO RICO (5.0%)
    90,000  New Hampshire, HEHFA RV,                            500,000  Puerto Rico, Public Buildings
            Franklin Pierce College, 5.50%,                              Authority, Lease RV, 5.70%,
            10/1/04                             92,362                   7/1/16                             512,415
                                                                                                           --------



   See Notes to Schedules of Investments and Notes to Financial Statements.             11               FORUM FUNDS





--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS  (concluded)
MARCH 31, 2003
--------------------------------------------------------------------------------

                    SECURITY                                                     SECURITY
PRINCIPAL           DESCRIPTION                 VALUE         SHARES            DESCRIPTION                  VALUE
---------   ------------------------------      -----       ---------   -----------------------------------  -----

REVENUE - TRANSPORTATION (15.9%)                            SHORT-TERM HOLDINGS (9.5)%
$  225,000  Manchester, NH, General Airport
            RV, Series B, MBIA Insured,                     CASH MANAGEMENT ACCOUNTS (9.5%)
            5.00%, 1/1/09                   $   242,523        455,609  Deutsche Tax Free Money Fund,
 1,175,000  New Hampshire State Turnpike                                0.43%                           $   455,609
            System RV, Series A,                               515,784  Dreyfus Municipal Cash
            FGIC Insured, 6.75%, 11/1/11      1,378,604                 Management Plus Fund, 1.04%         515,784
                                              ---------                                                  -----------
                                              1,621,127
                                              ---------     Total Short-Term Holdings
REVENUE - VIRGIN ISLANDS (8.7%)                                 (cost $971,393)                             971,393
   400,000  Virgin Islands, PFA RV, Gross                                                                -----------
            Receipts Taxes Lien, Series A,
            5.63%, 10/1/10                      434,284     Total Investments (101.1%)
   400,000  Virgin Islands, PFA RV, Gross                       (cost $9,947,469)                        10,310,875
            Receipts Taxes Lien, Series A,                  Other Assets & Liabilities, Net (-1.1%)        (113,262)
            6.38%, 10/1/19                      445,968                                                  ----------
                                              ---------
                                                880,252     NET ASSETS (100.0%)                         $10,197,613
                                              ---------                                                 ===========
Total Municipal Bonds
    (cost $8,976,076)                         9,339,482
                                              ---------



See Notes to Schedules of Investments and Notes to Financial Statements.                12                         FORUM FUNDS




--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

                    SECURITY                                                     SECURITY
  SHARES           DESCRIPTION                 VALUE         SHARES             DESCRIPTION                   VALUE
---------   ------------------------------      -----       -----------   -----------------------------------   -----

COMMON STOCK (54.6%)                                        COMMON STOCK (CONTINUED)
COMMUNICATIONS (2.4%)                                       MATERIALS (2.7%)
   7,000  Comcast Corp. Class A +          $  200,130           9,600  E I du Pont de Nemours & Co.         $  373,056
   3,700  Verizon Communications, Inc.        130,795                                                          -------
                                              -------
                                              330,925       TECHNOLOGY (15.9%)
                                              -------          20,400  AVX Corp.                               183,600
CONSUMER CYCLICAL (4.2%)                                        4,800  Cisco Systems, Inc. +                    61,920
  11,200  Home Depot, Inc.                    272,832          20,000  Hewlett-Packard Co.                     311,000
   6,850  Jones Apparel Group, Inc. +         187,895           1,725  IBM Corp.                               135,292
   4,865  Sears Roebuck & Co.                 117,490           6,050  Pitney Bowes, Inc.                      193,116
                                              -------          24,900  Sybase, Inc. +                          322,455
                                              578,217           6,900  Teleflex, Inc.                          246,330
                                              -------          13,215  Timken Co.                              206,418
CONSUMER STAPLES (2.2%)                                        24,600  Tyco International Ltd.                 316,356
  10,300  Altria Group,Inc.                   308,588           4,050  United Technologies Corp.               234,009
                                              -------                                                          -------
                                                                                                             2,210,496
ENERGY (7.4%)                                                                                                ---------
   4,620  Apache Corp.                        285,239       UTILITIES (2.9%)
   3,648  ConocoPhillips                      195,533          11,000  Energy East Corp.                       195,800
  12,750  Marathon Oil Corp.                  305,617          19,650  TECO Energy, Inc.                       208,880
   6,000  Royal Dutch Petroleum Co.                                                                            -------
          NY Shares                           244,500                                                          404,680
                                              --------                                                         -------
                                            1,030,889       Total Common Stock                               7,601,114
                                            ----------         (cost $8,643,131)                             ---------
FINANCIAL (6.7%)
   8,550  Citigroup, Inc.                     294,547       REAL ESTATE INVESTMENT TRUST (10.6%)
   4,270  Federal National Mortgage                            16,000  Archstone-Smith Trust                   351,360
          Association                         279,045          14,200  Duke Realty Corp.                       383,116
       6  Travelers Property Casualty Corp.                     9,600  Equity Residential Properties Trust     231,072
          Class A                                  85           4,000  Health Care Property Investors, Inc.    133,400
  10,375  Washington Mutual, Inc.             365,926          18,200  Highwoods Properties, Inc.              372,008
                                              -------                                                          -------
                                              939,603       Total Real Estate Investment Trust
                                              -------          (cost $1,621,237)                             1,470,956
HEALTH CARE (8.0%)                                                                                           ---------
  14,700  Bristol-Myers Squibb Co.            310,611
   6,000  Merck & Co., Inc.                   328,680       PRINCIPAL
   9,000  Pfizer, Inc.                        280,440       ---------
  11,300  Schering-Plough Corp.               201,479       COLLATERALIZED MORTGAGE OBLIGATIONS (2.2%)
                                            ---------       $   1,029  FHLMC Series 1491 GB, 6.90%,
                                            1,121,210                  11/15/21                                  1,029
                                            ---------         200,000  FHLMC Series 1678 C, 6.00%,
                                                                       8/15/08                                 207,431
INDUSTRIALS (2.2%)                                             93,465  FNMA Series 1992-184 C, 7.00%,
  11,900  General Electric Co.                303,450                  10/25/21                                 93,847
                                            ---------                                                           ------
                                                            Total Collateralized Mortgage Obligations
                                                              (cost $290,512)                                  302,307
                                                                                                               -------

See Notes to Schedules of Investments and Notes to Financial Statements.                13                         FORUM FUNDS





--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (concluded)
MARCH 31, 2003
--------------------------------------------------------------------------------

                      SECURITY                                                       SECURITY
PRINCIPAL            DESCRIPTION                 VALUE         PRINCIPAL            DESCRIPTION                   VALUE
---------    ------------------------------      -----        -----------   -----------------------------------   -----

CORPORATE BONDS & NOTES (21.7%)                                 GOVERNMENT AGENCY NOTES (2.3%)
$ 200,000  Associates Corp. of North                            $ 200,000  FHLB, 6.12%, 2/16/11                $  218,507
           America, 6.10%, 1/15/05               $  215,026       100,000  FNMA, 5.63%, 5/14/04                   104,868
   20,000  Baltimore Gas & Electric, 6.63%,                                                                       -------
           3/15/08                                   22,745     Total Government Agency Notes (cost $299,023)     323,375
  150,000  Bear Stearns Co., Inc., 6.63%,                                                                         -------
           1/15/04                                  156,194     MORTGAGE BACKED SECURITIES (0.2%)
  200,000  Boeing Co., 6.35%, 6/15/03               201,886       19,903   GNMA Pool 394795, 7.50%,
  100,000  CIT Group, Inc., 7.38%, 4/2/07           108,450                10/15/10 (cost $20,134)                 21,504
   50,000  Daimlerchrysler North America                                                                           ------
           Holding Corp., 7.40%, 1/20/05             53,947     U.S. TREASURY OBLIGATIONS (1.2%)
  200,000  Diageo Capital plc, 6.63%,                            170,000   U.S. Treasury Note, 3.00%,
           6/24/04                                  212,333                11/15/07 (cost $169,522)               172,391
  250,000  Dow Chemical Co., 5.97%, 1/15/09         261,746                                                       -------
   50,000  Emerson Electric Co., 6.30%,                          SHARES
           11/1/05                                   54,978     --------
  100,000  General Electric Capital Corp., 5.88%,               SHORT-TERM HOLDINGS (7.5%)
           2/15/12                                  107,670
  200,000  Goldman Sachs Group, Inc., 6.65%,                    CASH MANAGEMENT ACCOUNTS (5.7%)
           5/15/09                                  226,627        708,973  Deutsche Cash Management
  100,000  Household Finance Corp., 6.50%,                                  Fund, 1.12%                        $  708,973
           1/24/06                                  108,973         85,737  Deutsche Money Market Fund,
  200,000  Ingersoll-Rand Co., 6.58%, 12/5/05       219,310                 1.00%                                  85,737
  150,000  J.P. Morgan Chase & Co., 6.25%,                                                                        -------
           1/15/06                                  163,578                                                       794,710
  150,000  Kraft Foods, Inc., 5.25%, 6/1/07         156,150      PRINCIPAL                                        -------
  200,000  New York Telephone Co., 6.00%,                       ----------
           4/15/08                                  219,710     U.S. TREASURY BILLS (1.8%)
  200,000  Potomac Electric Power Corp.,                        $  250,000  U.S. Treasury Bills, 1.20% ^,
           5.63%, 10/15/03                          204,527                 7/24/03                               249,142
  150,000  Sears Roebuck Acceptance Corp.,                                                                        -------
           6.75%, 9/15/05                           156,848     Total Short-Term Holdings
   50,000  United Technologies Corp., 7.13%,                        (cost $1,043,767)                           1,043,852
           11/15/10                                  59,288                                                     ---------
  100,000  Wal-Mart Stores, Inc., 6.88%,                        Total Investments (100.3%)
           8/10/09                                  118,352         (cost $14,948,603)                         13,963,837
                                                    -------     Other Assets and Liabilities, Net (-0.3%)         (40,609)
Total Corporate Bonds & Notes                                                                                  ----------
  (cost $2,861,277)                               3,028,338     NET ASSETS (100.0%)                           $13,923,228
                                                  ---------                                                    ==========



See Notes to Schedules of Investments and Notes to Financial Statements.             14                               FORUM FUNDS





--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

                    SECURITY                                                     SECURITY
  SHARES           DESCRIPTION                 VALUE         SHARES             DESCRIPTION                  VALUE
---------   ------------------------------      -----       ---------   -----------------------------------  -----

COMMON STOCK (95.5%)                                         HEALTH CARE (continued)
COMMUNICATIONS (4.2%)                                           3,000  Procter & Gamble Co.            $   267,150
   5,000  Comcast Corp. Class A +          $  142,950          12,000  Schering-Plough Corp.               213,960
   9,760  Verizon Communications, Inc.        345,016                                                      -------
                                              -------                                                    1,819,180
                                              487,966        INDUSTRIALS (2.2%)                          ---------
                                              -------          10,000  General Electric Co.                255,000
CONSUMER CYCLICAL (7.4%)                                                                                   -------
  10,000  Home Depot, Inc.                    243,600
  10,000  Jones Apparel Group, Inc. +         274,300        MATERIALS (3.3%)
  20,000  TJX Companies, Inc.                 352,000           6,000  E I du Pont de Nemours & Co.        233,160
                                              -------          15,000  United States Steel Corp.           147,450
                                              869,900                                                      -------
                                              -------                                                      380,610
CONSUMER STAPLES (5.9%)                                                                                    -------
   5,000  Altria Group, Inc.                  149,800
  12,000  CVS Corp.                           286,200        OIL & GAS EXTRACTION (2.7%)
  15,000  Walt Disney Co.                     255,300           8,000  Nabors Industries Ltd. +            318,960
                                              -------                                                      -------
                                              691,300
                                              -------        TECHNOLOGY (18.1%)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &                      12,000  Cisco Systems, Inc. +               154,800
COMPONENTS, EXCEPT COMPUTER EQUIPMENT (3.3%)                   15,000  Hewlett-Packard Co.                 233,250
  15,000   Fairchild Semiconductor Corp.                        2,000  IBM Corp.                           156,860
           Class A +                          156,900          12,000  Microsoft Corp.                     290,520
  14,000   Intel Corp.                        227,920           5,000  Pitney Bowes, Inc.                  159,600
                                              -------          20,000  Sybase, Inc. +                      259,000
                                              384,820           7,000  Teleflex, Inc.                      249,900
                                              -------          12,000  Tyco International Ltd.             154,320
ENERGY (9.6%)                                                   8,000  United Technologies Corp.           462,240
   4,000  ChevronTexaco Corp.                 258,600                                                      -------
   8,000  ConocoPhillips                      428,800                                                    2,120,490
  15,000  El Paso Corp.                        90,750                                                    ---------
  10,000  Exxon Mobil Corp.                   349,500        TRANSPORTATION EQUIPMENT (1.2%)
                                              -------                       10,000  Goodrich Corp.         140,600
                                            1,127,650                                                      -------
                                            ---------
FINANCIAL (20.6%)                                            UTILITIES (1.4%)
  12,000  Citigroup, Inc.                     413,400           15,000  TECO Energy, Inc.                  $159,450
  11,844  FleetBoston Financial Corp.         282,834                                                       -------
  10,500  J P Morgan Chase & Co.              248,955        Total Common Stock
   3,000  Lehman Brothers Holdings, Inc.      173,250           (cost $12,065,218)                       11,158,775
  10,000  Merrill Lynch & Co., Inc.           354,000                                                    ----------
   5,000  North Fork Bancorp. Inc.            147,250
  12,000  Washington Mutual, Inc.             423,240        SHORT-TERM HOLDINGS (4.8%)
   8,000  Wells Fargo & Co.                   359,920
                                              -------        CASH MANAGEMENT ACCOUNTS (4.8%)
                                            2,402,849          555,251  Deutsche Cash Management
                                            ---------                     Fund, 1.12% (cost $555,251)       555,251
HEALTH CARE (15.6%)                                                                                         -------
  10,000  Baxter International, Inc.          186,400
  12,000  Bristol-Myers Squibb Co.            253,560        Total Investments (100.3%)                  11,714,026
   7,000  Johnson & Johnson                   405,090           (cost $12,620,469)
   9,000  Merck & Co., Inc.                   493,020        Other Assets and Liabilities, Net (-0.3%)     (29,256)
                                                                                                           --------
                                                             NET ASSETS (100.0%)                        $11,684,770
                                                                                                        ===========



See Notes to Schedules of Investments and Notes to Financial Statements.                 15               FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

+  Non-income producing securities

^  Yield to maturity


ACA             American Capital Assets
AMBAC           American Municipal Bond Assurance  Corporation
BNY             Bank of New York
CBI             Certificate of Bond Insurance
COLL            Collateralized
ETM             Escrowed to  Maturity
FGIC            Financial  Guaranty  Insurance  Company
FHA             Federal Housing  Authority
FHLB            Federal Home Loan Bank
FHLMC           Federal Home Loan Mortgage Corporation
FNMA            Federal National  Mortgage  Association
FSA             Financial  Security Assurance
GNMA            Government  National Mortgage  Association
GO              General  Obligation
HEFA            Health & Education  Facilities  Authority
HEHFA           Higher  Education & Health Facilities  Authority
HFA             Housing  Finance  Authority
HSG AUTH        State Housing Authority
IBC             Insured Bond  Certification
IDA             Industrial  Development  Authority
LOC             Letter of Credit
MBIA            Municipal Bond Insurance  Association
MTN             Medium Term Note
P/R             Prerefunded
PCR             Pollution  Control Revenue
PFA             Public Finance Authority
RDA             Regional  Development  Authority
RV              Revenue  Bonds
SD              School  District
SFM             Single Family  Mortgage
SRF             State  Revolving Loan Fund
USTA            United States Tennis Association
VA              Department of Veterans Affairs




See Notes to Financial Statements.          16                      FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                  MAINE          NEW HAMPSHIRE       PAYSON           PAYSON
                                                                TAXSAVER           TAXSAVER         BALANCED          VALUE
                                                                BOND FUND         BOND FUND           FUND             FUND
                                                            ------------------  ---------------  ---------------  ---------------

ASSETS
     Total investments, at value (Note 2)                        $ 37,770,705     $ 10,310,875     $ 13,963,837     $ 11,714,026
     (cost $35,664,672, $9,947,469, $14,948,603,
      and $12,620,469 respectively)
     Receivables:
       Fund shares sold                                                50,303           25,530            1,604            2,000
       Interest, dividends and other                                  672,786          182,190           77,734           16,796
                                                            ------------------  ---------------  ---------------  ---------------

Total Assets                                                       38,493,794       10,518,595       14,043,175       11,732,822
                                                            ------------------  ---------------  ---------------  ---------------

LIABILITIES
     Payables:
       Dividends                                                       47,014           12,589           66,402            3,593
       Fund shares redeemed                                            42,213           71,760           21,679           12,960
       Securities purchased                                                 -          200,000                -                -
       Due to Custodian                                               510,000                -                -                -

     Accrued Liabilities:
       Investment advisory fees (Note 3)                               12,484                -            7,116            7,905
       Administration fees (Note 3)                                     3,214              868            2,296            1,913
       Custodian fees (Note 3)                                          1,195              843            1,243            1,021
       Transfer agency fees (Note 3)                                    2,809            2,061              885              699
       Other                                                           27,651           32,861           20,326           19,961
                                                            ------------------  ---------------  ---------------  ---------------

Total Liabilities                                                     646,580          320,982          119,947           48,052
                                                            ------------------  ---------------  ---------------  ---------------

NET ASSETS                                                       $ 37,847,214     $ 10,197,613     $ 13,923,228     $ 11,684,770
                                                            ==================  ===============  ===============  ===============

COMPONENTS OF NET ASSETS
     Paid-in capital                                             $ 35,701,677      $ 9,836,626     $ 17,525,298     $ 13,532,354
     Undistributed (distributions in excess of)
       net investment income                                           (2,002)             (66)         (48,324)             571
     Accumulated net realized gain (loss)                              41,506           (2,353)      (2,568,980)        (941,712)
     Unrealized appreciation (depreciation) on                      2,106,033          363,406         (984,766)        (906,443)
       investments                                          ------------------  ---------------  ---------------  ---------------

NET ASSETS                                                       $ 37,847,214     $ 10,197,613     $ 13,923,228     $ 11,684,770
                                                            ==================  ===============  ===============  ===============

SHARES OF BENEFICIAL INTEREST                                       3,335,874          937,517        1,464,752          994,032
                                                            ==================  ===============  ===============  ===============

NET ASSET VALUE, AND
     REDEMPTION PRICE PER SHARE                                       $ 11.35          $ 10.88           $ 9.51          $ 11.75
                                                            ==================  ===============  ===============  ===============

OFFERING PRICE PER SHARE
     (NAV / (1-MAXIMUM SALES LOAD))                                   $ 11.70          $ 11.22           $ 9.51          $ 11.75
                                                            ==================  ===============  ===============  ===============

MAXIMUM SALES LOAD                                                      3.00%            3.00%            0.00%            0.00%
                                                            ==================  ===============  ===============  ===============


See Notes to Financial Statements.                     17            FORUM FUNDS




--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------


                                                                    MAINE           NEW HAMPSHIRE       PAYSON          PAYSON
                                                                  TAXSAVER            TAXSAVER         BALANCED         VALUE
                                                                  BOND FUND           BOND FUND          FUND           FUND
                                                               ----------------- ----------------  ----------------  -----------

INVESTMENT INCOME
    Interest income                                                 $ 1,721,091        $ 461,268         $ 248,125      $ 5,227
    Dividend income                                                           -                -           350,317      290,002
                                                               ----------------- ----------------  ----------------  -----------
Total Investment Income                                               1,721,091          461,268           598,442      295,229
                                                               ----------------- ----------------  ----------------  -----------

EXPENSES
    Investment advisory fees (Note 3)                                   154,992           39,556            92,912      108,079
    Administration fees (Note 3)                                         45,084           11,849            30,971       27,020
    Transfer agency fees (Note 3)                                        51,608           26,674            57,117       53,564
    Shareholder service agent fees (Note 3)                              81,031           19,822                 -            -
    Custody fees (Note 3)                                                 7,899            4,825             6,963        5,956
    Accounting fees (Note 3)                                             50,769           40,010            38,643       38,345
    Compliance fees                                                       5,473            4,079             6,402        5,833
    Auditing fees                                                        18,732           17,892            14,214       14,099
    Legal fees                                                            7,347           10,450             2,581        2,479
    Trustees fees and expenses                                            1,423              372               591          516
    Reporting expenses                                                   12,999            6,951             6,084        5,314
    Pricing expenses                                                     25,174           14,280             4,120        1,248
    Miscellaneous expenses                                               10,489            3,759             4,837        4,304
                                                               ----------------- ----------------  ----------------  -----------
Total Expenses                                                          473,020          200,519           265,435      266,757
    Fees waived (Note 4)                                               (104,969)        (106,577)          (39,463)     (39,816)
                                                               ----------------- ----------------  ----------------  -----------
Net Expenses                                                            368,051           93,942           225,972      226,941
                                                               ----------------- ----------------  ----------------  -----------

NET INVESTMENT INCOME                                                 1,353,040          367,326           372,470       68,288
                                                               ----------------- ----------------  ----------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                              76,224           45,044        (2,454,886)    (783,888)
    Net change in unrealized appreciation (depreciation) on           1,239,094          242,638        (2,455,372)  (4,817,489)
        investments                                            ----------------- ----------------  ----------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS                                                       1,315,318          287,682        (4,910,258)  (5,601,377)
                                                               ----------------- ----------------  ----------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                       $ 2,668,358        $ 655,008      $ (4,537,788) $(5,533,089)
                                                               ================= ================  ================  ===========


See Notes to Financial Statements.           18                     FORUM FUNDS




--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                   MAINE TAXSAVER                NEW HAMPSHIRE TAXSAVER
                                                                    BOND FUND                          BOND FUND
                                                            -------------------------------  ---------------------------
                                                                 AMOUNT           SHARES        AMOUNT         SHARES
                                                            ----------------  ------------  --------------  ------------
NET ASSETS - MARCH 31, 2001                                     $ 33,421,702                  $ 12,625,554
---------------------------                                 ----------------                --------------

OPERATIONS
     Net investment income                                         1,396,411                       480,515
     Net realized gain on investments                                 56,057                        85,596
     Net change in unrealized appreciation (depreciation)
         on investments                                             (361,516)                     (176,492)
                                                            -----------------                --------------
Net Increase in Net Assets Resulting from Operations               1,090,952                       389,619
                                                            -----------------                --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                        (1,396,409)                     (480,516)
     Net realized gain on investments                                      -                        (3,146)
                                                            -----------------                --------------
Total Distributions to Shareholders                               (1,396,409)                     (483,662)
                                                            -----------------                --------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                8,405,785       760,374       1,183,114      110,034
     Reinvestment of distributions                                   817,027        73,808         331,926       30,899
     Redemption of shares                                         (4,306,177)     (388,634)     (2,203,586)    (205,462)
                                                            -----------------   -----------  --------------  -----------
Net Increase (Decrease) in Capital Transactions                    4,916,635       445,548        (688,546)     (64,529)
                                                            -----------------   ===========  --------------  ===========
Net Increase (Decrease) in Net Assets                              4,611,178                      (782,589)
                                                            -----------------                --------------

NET ASSETS - MARCH 31, 2002 (INCLUDING LINE (A))                  38,032,880                    11,842,965
------------------------------------------------            -----------------                --------------

OPERATIONS
     Net investment income                                         1,353,040                       367,326
     Net realized gain on investments                                 76,224                        45,044
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,239,094                       242,638
                                                            -----------------                --------------
Net Increase in Net Assets Resulting from Operations               2,668,358                       655,008
                                                            -----------------                --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                        (1,355,029)                     (367,875)
     Net realized gain on investments                                 (8,500)                      (53,258)
                                                            -----------------                --------------
Total Distributions to Shareholders                               (1,363,529)                     (421,133)
                                                            -----------------                --------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                3,734,024       331,822       2,105,605      193,810
     Reinvestment of distributions                                   803,231        71,288         253,685       23,353
     Redemption of shares                                         (6,027,750)     (535,687)     (4,238,517)    (391,203)
                                                            -----------------   -----------  --------------  -----------
Net Decrease in Capital Transactions                              (1,490,495)     (132,577)     (1,879,227)    (174,040)
                                                            -----------------   ===========  --------------  ===========
Net Decrease in Net Assets                                          (185,666)                   (1,645,352)
                                                            -----------------                --------------

NET ASSETS - MARCH 31, 2003 (INCLUDING LINE (B))                $ 37,847,214                  $ 10,197,613
------------------------------------------------            =================                ==============

(a) Accumulated undistributed (distributions in excess of)
       net investment income, March 31, 2002                    $        (13)                 $        483
                                                            =================                ==============
(b) Accumulated undistributed (distributions in excess of)
       net investment income, March 31, 2003                    $     (2,002)                 $        (66)
                                                            =================                ==============


See Notes to Financial Statements.           19                     FORUM FUNDS




--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2002 AND MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                    PAYSON                          PAYSON
                                                                  BALANCED FUND                    VALUE FUND
                                                           -----------------------------   ---------------------------
                                                              AMOUNT           SHARES         AMOUNT         SHARES
                                                           --------------  -------------   --------------  -----------
NET ASSETS - MARCH 31, 2001                                 $ 16,625,931                    $ 17,561,983
---------------------------                                --------------                  --------------

OPERATIONS
     Net investment income (loss)                                315,558                          (7,182)
     Net realized gain (loss) on investments                     337,308                        (157,827)
     Net change in unrealized appreciation (depreciation)
         on investments                                          914,017                         236,712
                                                           --------------                  --------------
Net Increase in Net Assets Resulting from Operations           1,566,883                          71,703
                                                           --------------                  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                      (297,089)                              -
     Net realized gain on investments                           (527,833)                       (389,894)
                                                           --------------                  --------------
Total Distributions to Shareholders                             (824,922)                       (389,894)
                                                           --------------                  --------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                            2,998,269        235,256        1,979,754      115,507
     Reinvestment of distributions                               520,292         41,461          249,784       15,065
     Redemption of shares                                     (1,712,900)      (131,609)      (1,766,917)    (102,367)
                                                           --------------    -----------   --------------   ----------
Net Increase in Capital Transactions                           1,805,661        145,108          462,621       28,205
                                                           --------------    ===========   --------------   ==========
Net Increase in Net Assets                                     2,547,622                         144,430
                                                           --------------                  --------------

NET ASSETS - MARCH 31, 2002 (INCLUDING LINE (A))              19,173,553                      17,706,413
------------------------------------------------           --------------                  --------------

OPERATIONS
     Net investment income                                       372,470                          68,288
     Net realized loss on investments                         (2,454,886)                       (783,888)
     Net change in unrealized appreciation (depreciation)
         on investments                                       (2,455,372)                     (4,817,489)
                                                           --------------                  --------------
Net Decrease in Net Assets Resulting from Operations          (4,537,788)                     (5,533,089)
                                                           --------------                  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                      (362,514)                        (67,663)
     Net realized gain on investments                           (188,986)                              -
                                                           --------------                  --------------
Total Distributions to Shareholders                             (551,500)                        (67,663)
                                                           --------------                  --------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                            2,362,570        221,359        1,304,461       98,619
     Reinvestment of distributions                               306,625         30,510           42,920        3,508
     Redemption of shares                                     (2,830,232)      (265,352)      (1,768,272)    (132,582)
                                                           --------------    -----------   --------------   ----------
Net Decrease in Capital Transactions                            (161,037)       (13,483)        (420,891)     (30,455)
                                                           --------------    ===========   --------------   ==========
Net Decrease in Net Assets                                    (5,250,325)                     (6,021,643)
                                                           --------------                  --------------

NET ASSETS - MARCH 31, 2003 (INCLUDING LINE (B))            $ 13,923,228                    $ 11,684,770
------------------------------------------------           ==============                  ==============

(a) Accumulated undistributed (distributions in excess of)
     net investment income March 31, 2002                      $ (38,976)                          $ (54)
                                                           ==============                  ==============
(b) Accumulated undistributed (distributions in excess of)
     net investment income, March 31, 2003                     $ (66,402)                        $ 3,591
                                                           ==============                  ==============

See Notes to Financial Statements.          20                      FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                       NET REALIZED
                                      BEGINNING                           AND          DIVIDENDS       DISTRIBUTIONS     ENDING
                                      NET ASSET           NET         UNREALIZED       FROM NET        FROM NET         NET ASSET
                                      VALUE PER       INVESTMENT      GAIN (LOSS)ON   INVESTMENT      INVESTMENT        VALUE PER
                                        SHARE        INCOME/(LOSS)     INVESTMENTS       INCOME           GAINS           SHARE
                                      ---------------------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
    April 1, 2002 to March 31, 2003      $ 10.97         $ 0.39          $ 0.38         $ (0.39)        $  -   (c)      $  11.35
    April 1, 2001 to March 31, 2002        11.06           0.42           (0.09)          (0.42)           -               10.97
    April 1, 2000 to March 31, 2001        10.62           0.46            0.44           (0.46)           -               11.06
    April 1, 1999 to March 31, 2000        11.07           0.48           (0.44)          (0.48)          (0.01)           10.62
    April 1, 1998 to March 31, 1999        11.05           0.49            0.07           (0.49)          (0.05)           11.07
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
    April 1, 2002 to March 31, 2003        10.65           0.40            0.30           (0.40)          (0.07)           10.88
    April 1, 2001 to March 31, 2002        10.74           0.42           (0.09)          (0.42)           -   (c)         10.65
    April 1, 2000 to March 31, 2001        10.33           0.44            0.41           (0.44)           -               10.74
    April 1, 1999 to March 31, 2000        10.80           0.47           (0.47)          (0.47)           -   (c)         10.33
    April 1, 1998 to March 31, 1999        10.73           0.46            0.13           (0.46)          (0.06)           10.80
-----------------------------------------------------------------------------------------------------------------------------------
PAYSON BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------------------
    April 1, 2002 to March 31, 2003        12.97           0.26           (3.34)          (0.25)          (0.13)            9.51
    April 1, 2001 to March 31, 2002        12.47           0.23 (d)        0.88 (d)       (0.23)          (0.38)           12.97
    April 1, 2000 to March 31, 2001        12.42           0.25            0.84           (0.25)          (0.79)           12.47
    April 1, 1999 to March 31, 2000        12.48           0.27            0.27           (0.27)          (0.33)           12.42
    April 1, 1998 to March 31, 1999        14.79           0.28           (1.51)          (0.28)          (0.80)           12.48
-----------------------------------------------------------------------------------------------------------------------------------
PAYSON VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
    April 1, 2002 to March 31, 2003        17.28           0.07           (5.53)          (0.07)           -               11.75
    April 1, 2001 to March 31, 2002        17.63          (0.01)           0.05            -              (0.39)           17.28
    April 1, 2000 to March 31, 2001        21.86           -              (1.39)           -              (2.84)           17.63
    April 1, 1999 to March 31, 2000        19.30           0.06            3.19           (0.06)          (0.63)           21.86
    April 1, 1998 to March 31, 1999        21.67           0.07           (1.16)          (0.07)          (1.21)           19.30



(a)  Total return calculations do not include sales charge.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).
(c)  Less than $0.01 per share.
(d) As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Payson
     Balanced Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets by .10%. Per share data, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.          21                      FORUM FUNDS




------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

                                                                    RATIOS TO AVERAGE
                                                                         NET ASSETS
                                            ------------------------------------------------------------------
                          NET ASSETS AT                NET                                                             PORTFOLIO
           TOTAL          END OF PERIOD            INVESTMENT                  NET                    GROSS            TURNOVER
         RETURN (a)      (000'S OMITTED)             INCOME                 EXPENSES               EXPENSES (b)           RATE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            7.16%          $ 37,847                   3.49%                   0.95%                   1.22%                 26%
            3.06%            38,033                   3.82%                   0.95%                   1.32%                 13%
            8.69%            33,422                   4.28%                   0.84%                   1.37%                 19%
            0.43%            31,938                   4.50%                   0.60%                   1.31%                 23%
            5.19%            32,659                   4.42%                   0.60%                   1.32%                 29%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            6.65%            10,198                   3.71%                   0.95%                   2.03%                 20%
            3.11%            11,843                   3.88%                   0.95%                   1.86%                 21%
            8.41%            12,626                   4.18%                   0.84%                   1.82%                 24%
            0.03%            11,644                   4.46%                   0.60%                   1.59%                 19%
            5.61%            15,227                   4.28%                   0.60%                   1.53%                 42%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
          (23.84%)           13,923                   2.41%                   1.46%                   1.71%                 37%
            9.11%            19,174                   1.80% (d)               1.44%                   1.66%                 56%
            8.99%            16,626                   1.93%                   1.34%                   1.64%                 64%
            4.53%            18,596                   2.05%                   1.15%                   1.52%                 54%
           (8.20%)           23,189                   2.07%                   1.15%                   1.49%                100%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
          (31.62%)           11,685                   0.51%                   1.68%                   1.97%                 25%
            0.35%            17,706                  (0.04%)                  1.63%                   1.85%                 28%
           (6.83%)           17,562                      -                    1.57%                   1.78%                 18%
           17.20%            19,987                   0.22%                   1.45%                   1.75%                 20%
           (4.57%)           18,253                   0.35%                   1.45%                   1.75%                 41%

See Notes to Financial Statements.          22                      FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"). Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund are non-diversified series of Forum Funds (the "Trust"). Payson Balanced Fund and Payson Value Fund are diversified series of the Trust. The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three active investment portfolios. Maine TaxSaver Bond Fund seeks a high level of current income exempt from both Federal and Maine state income tax. New Hampshire TaxSaver Bond Fund seeks a high level of current income exempt from both Federal income tax and New Hampshire state interest and dividend tax. Payson Balanced Fund seeks a combination of high current income and capital appreciation. Payson Value Fund seeks high total return. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund commenced operations on the dates indicated as follows:

       Maine TaxSaver Bond Fund                        December 5, 1991
       New Hampshire TaxSaver Bond Fund               December 31, 1992
       Payson Balanced Fund                           November 25, 1991
       Payson Value Fund                                  July 31, 1992


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION-Securities, other than short-term securities, held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. Common stocks which are not so traded, for which no sale was reported, and over-the-counter securities are valued at the mean between the closing bid and ask prices. Debt instruments that mature in sixty days or less may be valued at amortized cost. Debt instruments that mature in more than sixty days are valued based upon prices furnished by dealers maintaining an active market in such securities.

Securities (including restricted securities) for which market quotations are insufficient or not readily available, or in the judgement of the adviser, the prices or values available do not represent the fair value of the instrument, are valued in good faith, at the direction of the Trust's Board of Trustees. Investments in other open-end regulated investment companies are valued at net asset value.


                                    23                              FORUM FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2003
--------------------------------------------------------------------------------

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. All premium and discount is amortized and accreted according to Federal Income Tax Regulations. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

RECLASSIFICATION OF CAPITAL ACCOUNTS-On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                     ACCUMULATED NET      UNDISTRIBUTED NET
                    INVESTMENT INCOME    REALIZED GAIN/(LOSS)   PAID-IN-CAPITAL
                    -----------------    --------------------   ---------------
Payson Balanced Fund      $ (19,304)             $ 13,756             $ 5,548

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly for the Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund and declared and paid quarterly for the Payson Balanced Fund and Payson Value Fund. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

The capital loss carryovers available to offset future capital gains, as of March 31, 2003, were as follows:

    Payson Balanced Fund     Expiring March 2011      $2,002,619
    Payson Value Fund        Expiring March 2010           8,229
                             Expiring March 2011         739,437

For tax purposes, the following Funds have current year deferred post-October losses. These losses will be recognized for tax purposes on the first day of the following tax year. The losses were as follows:

    New Hampshire TaxSaver Bond Fund                       2,353
    Payson Balanced Fund                                 462,164
    Payson Value Fund                                    194,049

EXPENSE ALLOCATION-The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets.

                                    24                              FORUM FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2003
--------------------------------------------------------------------------------


NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORS-The investment adviser for Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.40% of each Fund's average daily net assets. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee at an annual rate of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). FAdS receives an administrative fee from Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.10% of the average daily net assets of each Fund. Prior to June 1, 2002, FAdS received an administrative fee at an annual rate of 0.20% from each Fund. For its services, FAdS receives an administrative fee from Payson Balanced Fund and Payson Value Fund at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives, from Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund, an annual fee of $18,000, certain shareholder account fees and certain out-of-pocket expenses. Prior to June 1, 2002, FSS received an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, certain shareholder account fees and certain out-of-pocket expenses. For its services, FSS receives, from Payson Balanced Fund and Payson Value Fund, an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, certain shareholder account fees and certain out-of-pocket expenses.

SHAREHOLDER SERVICE AGENT-Effective June 1, 2002, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund adopted a shareholder servicing plan under which the Funds pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund.

CUSTODIAN-The custodian is Forum Trust, LLC. Each Fund pays an annual domestic custody fee based on an annualized percentage of the average daily net assets of the Fund. Each Fund also pays an annual maintenance fee of $3,600 as well as certain other transaction fees and reimburses the custodian for certain out-of-pocket expenses.

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund shares. The Payson Balanced Fund and Payson Value Fund do not have a sales charge.

For the year ended March 31, 2003, FFS received $14,075 and $2,644 as its portion of the sales charges on sales of shares of Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund, the Fund's turnover and the number and types of portfolio securities held by the Fund. Each Fund also reimburses FAcS for certain out-of-pocket expenses.

                                        25                          FORUM FUNDS

--------------------------------------------------------------------------------

MARCH 31, 2003
--------------------------------------------------------------------------------


Certain Officers and Directors of the Trust are Officers or Directors of the above companies.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Forum Advisors has contractually undertaken to waive a portion of its fees and reimburse a portion of the Funds' expenses so that total expenses of Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund would not exceed 0.95% of average net assets through July 31, 2003. FSS and FAdS have voluntarily waived a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the year ended March 31, 2003, fees waived and expenses reimbursed were as follows:

                                                                                                        TOTAL FEES
                                                                                        EXPENSES        WAIVED AND
                                             FORUM                                     REIMBURSED        EXPENSES
                                            ADVISORS         FSS            FADS       BY ADVISER       REIMBURSED
                                            --------       -------        --------     ----------       ----------
Maine TaxSaver Bond Fund                    $ 2,175        $15,770        $87,024       $     -         $104,969
New Hampshire TaxSaver Bond Fund             39,556          4,900         23,742        38,379          106,577
Payson Balanced Fund                              -         25,087         14,376             -           39,463
Payson Value Fund                                 -         27,231         12,585             -           39,816


NOTE 5.  SECURITY TRANSACTIONS

The  cost  of  purchases  and  proceeds  from  sales  of  investment  securities
(including maturities),  other than short-term  investments,  for the year ended
March 31, 2003, were as follows:

                                                   COST OF               PROCEEDS FROM SALES
                                                  PURCHASES                AND MATURITIES
                                                  ---------                --------------
Maine TaxSaver Bond Fund                          $9,318,023                 $9,297,509
New Hampshire TaxSaver Bond Fund                   1,924,415                  4,305,425
Payson Balanced Fund                               5,556,244                  6,197,848
Payson Value Fund                                  3,305,693                  3,456,239

For federal income tax purposes, the tax basis of investment securities owned as of March 31, 2003, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

                                                                                              NET UNREALIZED
                                                              UNREALIZED       UNREALIZED      APPRECIATION
                                               TAX COST      APPRECIATION     DEPRECIATION    (DEPRECIATION)
                                               --------      ------------     ------------     ------------
Maine TaxSaver Bond Fund                     $35,690,341      $2,117,373       $  (37,009)      $2,080,364
New Hampshire TaxSaver Bond Fund               9,947,469         365,415           (2,009)         363,406
Payson Balanced Fund                          15,034,722         598,588       (1,669,473)      (1,070,885)
Payson Value Fund                             12,620,469       1,672,789       (2,579,232)        (906,443)


                                       26                          FORUM FUNDS




--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)
MARCH 31, 2003
--------------------------------------------------------------------------------

NOTE 6.  CONCENTRATION OF RISK

Maine   TaxSaver  Bond  Fund  and  New  Hampshire   TaxSaver  Bond  Fund  invest
substantially  all their assets in debt  obligations  of issuers  located in the states of Maine and New Hampshire,  respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in Maine and New Hampshire.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                  UNDISTRIBUTED     UNDISTRIBUTED     UNDISTRIBUTED     CAPITAL        UNREALIZED
                                    TAX-EXEMPT         ORDINARY         LONG-TERM      AND OTHER      APPRECIATION
                                      INCOME            INCOME             GAIN          LOSSES      (DEPRECIATION)       TOTAL
                                      ------            ------            ------         ------       ------------        -----
Maine TaxSaver Bond Fund             $(1,993)         $     -            $67,166       $       -       $2,080,364      $2,145,537
New Hampshire TaxSaver
     Bond Fund                           (66)               -                 -           (2,353)         363,406         360,987
Payson Balanced Fund                       -          (66,402)                -       (2,464,783)      (1,070,885)     (3,602,070)
Payson Value Fund                          -              571                 -         (941,712)        (906,442)     (1,847,583)

The tax character of distributions paid during 2003 and 2002 was as follows:

                                                                                         LONG-TERM
                                      TAX-EXEMPT INCOME          ORDINARY INCOME        CAPITAL GAIN                  TOTAL
                                     ------------------          ---------------        ------------           ------------------
                                     2003           2002         2003       2002       2003       2002         2003          2002
                                     ----           ----         ----       ----       ----       ----         ----          ----
Maine TaxSaver Bond Fund        $1,356,821      $1,394,604    $ 4,554    $ 1,805    $ 4,028   $    -      $1,365,403    $1,396,409
New HampshireTaxSaver
     Bond Fund                     368,552         474,590      4,656      5,926     48,627      3,146       421,835       483,662
Payson Balanced Fund                     -               -    461,229    315,392     65,790    509,530       527,019       824,922
Payson Value Fund                        -               -     64,121      7,467          -    382,427        64,121       389,894


                                        27                          FORUM FUNDS

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders,
Forum Funds:

         We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund (certain of the series constituting Forum Funds) (the "Funds") as of March 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2003 and 2002, and the financial highlights for each of the five years in the period ended March 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds as of March 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Boston, Massachusetts
May 16, 2003

--------------------------------------------------------------------------------

TAX INFORMATION AND TRUSTEES AND OFFICERS (unaudited)
MARCH 31, 2003
--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

The amounts of long-term capital gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gain are classified as ordinary income. All net investment income dividends were ordinary income, except for those Funds noted below that paid exempt income dividends. The percentage of ordinary income distributions designated as qualifying for the corporate dividends received deduction are also presented below for the applicable Funds.

                                     LONG-TERM        EXEMPT      QUALIFYING
                                    CAPITAL GAIN     INTEREST      DIVIDENDS
                                    ------------     --------      ---------
Maine TaxSaver Bond Fund             $  4,028          99.99%            -
New Hampshire TaxSaver Bond Fund       48,627          99.99%            -
Payson Balanced Fund                   65,790              -         46.36%
Payson Value Fund                           -              -        100.00%

TRUSTEES OF THE TRUST
--------------------------------------------------------------------------------------------------------------------------------
                            POSITION      LENGTH OF            PRINCIPAL             NUMBER OF PORTFOLIOS           OTHER
           NAME,            WITH THE        TIME             OCCUPATION(S)              IN FUND COMPLEX         DIRECTORSHIPS
     AGE AND ADDRESS          TRUST        SERVED 1       DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE 2      HELD BY TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
John Y. Keffer3            Chairman/   1989-Present   Member and Director,                   28             Chairman/President,
Born:  July 15, 1942       President                  Forum Financial Group,                                Monarch Funds
Two Portland Square                                   LLC (a mutual fund                                    (3 portolfios)
Portland, ME 04101                                    services holding
                                                      company); Director,
                                                      various affiliates of
                                                      Forum Financial Group,
                                                      LLC including Forum Fund
                                                      Services, LLC (Trust's
                                                      underwriter)
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
DISINTERESTED TRUSTEES
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
Costas Azariadis           Trustee     1989-Present   Professor of Economics,                27             Trustee, Monarch
Born:  February 15, 1943                              University of                                         Funds (3
Department of Economics                               California-Los Angeles;                               portfolios)
University of California                              Visiting Professor of
Los Angeles, CA 90024                                 Economics, Athens
                                                      University of Economics
                                                      and Business 1998 - 1999
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
James C. Cheng             Trustee     1989-Present   President, Technology                  27             Trustee, Monarch
Born:  July 26, 1942                                  Marketing Associates                                  Funds (3
27 Temple Street                                      (marketing company for                                portfolios)
Belmont, MA 02718                                     small and medium sized
                                                      businesses in New England)
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------
J. Michael Parish          Trustee     1989-Present   Partner, Wolfe, Block,                 27             Trustee, Monarch
Born: November 9, 1943                                Schorr and Solis-Cohen,                               Funds (3
40 West 57th Street                                   LLP (law firm) since 2002;                            portfolios)
New York, NY 10019                                    Partner,   Thelen  Reid  &
                                                      Priest   LLP  (law   firm)
                                                      1995-2002
-------------------------- ----------- -------------- --------------------------- ------------------------- --------------------


                                    29                               FORUM FUNDS




---------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION AND TRUSTEES AND OFFICERS (unaudited) (concluded)
MARCH 31, 2003
---------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE TRUST
----------------------- ------------ -------------------- -------------------------- ---------------------- -------------------
                         POSITION         LENGTH OF               PRINCIPAL          NUMBER OF PORTFOLIOS         OTHER
        NAME,            WITH THE           TIME                OCCUPATION(S)           IN FUND COMPLEX         DIRECTORSHIPS
   AGE AND ADDRESS         TRUST           SERVED 1           DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE 2    HELD BY TRUSTEES
----------------------- ------------ -------------------- -------------------------- ---------------------- -------------------
Thomas G. Sheehan       Vice          2000-Present        Director of Business               N/A                   N/A
Born:  July 17, 1954    President/                        Development, Forum
Two Portland Square     Assistant                         Financial Group, LLC
Portland, ME 04101      Secretary                         since 2001;
                                                          Managing Director and
                                                          Counsel, Forum Financial
                                                          Group, LLC from 1993
                                                          - 2001
----------------------- ------------ -------------------- -------------------------- ---------------------- -------------------
Lisa Weymouth           Vice          2001-Present        Director and Manager,              N/A                  N/A
Born:  May 4, 1968      President/                        Forum Shareholder
Two Portland Square     Assistant                         Services, LLC (transfer
Portland, ME 04101      Secretary                         agent);  Director, Forum
                                                          Administrative Services,
                                                          LLC (mutual fund
                                                          administrator) since 2001
----------------------- ------------ -------------------- -------------------------- ---------------------- -------------------
Stacey E. Hong          Treasurer     2002-Present        Director, Forum                    N/A                  N/A
Born:  May 10, 1966                                       Accounting Services, LLC
Two Portland Square                                       since 1998, with which
Portland, ME 04101                                        he has been associated
                                                          since 1992
----------------------- ------------ -------------------- -------------------------- ---------------------- -------------------
Leslie K. Klenk         Secretary    1998-Present         Counsel, Forum Financial            N/A                  N/A
Born:  August 24, 1964                                    Group, LLC since 1998;
Two Portland Square                                       Associate General
Portland, ME 04101                                        Counsel, Smith Barney
                                                          Inc.  (brokerage firm)
                                                          1993 - 1998
----------------------- ------------ -------------------- -------------------------- ---------------------- -------------------

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (800) 943-6786.

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.
2 The Fund Complex includes the Trust and three other investment companies for which the Forum Financial Group, LLC provides services.
3 John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer indirectly controls Forum Investment Advisors, LLC, the investment adviser to certain Trust series.



                                       30                           FORUM FUNDS

          FOR MORE INFORMATION                                FORUM
                                                              FUNDS



                                                          MAINE TAXSAVER
                                                             BOND FUND

                                                       NEW HAMPSHIRE TAXSAVER
                                                             BOND FUND

                                                        PAYSON BALANCED FUND

                                                         PAYSON VALUE FUND

             TRANSFER AGENT
     Forum Shareholder Services, LLC
           Two Portland Square
          Portland, Maine 04101





               DISTRIBUTOR
         Forum Fund Services, LLC                              [LOGO]
           Two Portland Square                              FORUM FUNDS
          Portland, Maine 04101                            P.O. BOX 446
                                                        PORTLAND, MAINE 04112
                                                            800-94FORUM
                                                       (SHAREHOLDER SERVICES)
 This report is authorized for distribution only to         800-95FORUM
shareholders and to others who have received a copy       (DEALER SERVICES)
          of the Fund's prospectus.                         207-879-0001